UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5782

Mercantile Funds, Inc.

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices)(Zip code)

Bonnie C. Railey

Two Hopkins Plaza

Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 237-5223

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Mercantile Funds, Inc.

Prime Money Market Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Par	Value
	(000)
AGENCY OBLIGATIONS (11.7%)
Federal Home Loan Bank (2.9%)
Notes
2.20%, 06/30/05	7,500	$7,500,000
1.40%, 04/01/05 **	10,000	9,999,176
1.60%, 12/30/04	5,000	5,000,000

		22,499,176

Federal Home Loan Mortgage Corporation (2.9%)
Discount Note
1.17%, 09/20/04	10,000	9,993,825
Note
1.38%, 02/25/05 **	12,500	12,500,000

		22,493,825

Federal National Mortgage Association (3.9%)
Discount Notes
1.23%, 10/27/04 **	10,000	9,980,867
1.28%, 12/10/04 **	10,000	9,964,444
Floating Rate Note *
1.50%, 02/14/05	10,000	10,000,000

		29,945,311

Student Loan Marketing Association (2.0%)
Floating Rate Note*
1.61%, 11/18/04	15,000	15,000,000

TOTAL AGENCY OBLIGATIONS (Cost $89,938,312)		89,938,312

ASSET BACKED SECURITIES *** (24.0%)
Finance (24.0%)
Amsterdam Funding Corp., 1.53%, 09/21/04	10,000	9,991,500
Amsterdam Funding Corp., 1.58%, 10/04/04	15,000	14,978,275
Barton, 1.56%, 10/07/04	20,000	19,968,800
Delaware Funding, 1.53%, 09/22/04	15,000	14,986,613
Edison Asset Securitization, 1.11%, 09/08/04	10,000	9,997,842
Edison Asset Securitization, 1.65%, 11/16/04	10,000	9,965,167
Fairway Finance, 1.54%, 09/23/04	10,000	9,990,589
Fountain Square, 1.40%, 09/09/04	15,000	14,995,333

Fountain Square, 1.55%, 10/19/04	10,000	9,979,333
Kitty Hawk Funding, 1.57%, 09/30/04	10,000	9,987,353
Old Line Funding Corp., 1.62%, 10/18/04	25,000	24,947,124
Three Pillars, 1.54%, 09/15/04	15,000	14,991,017
Windmill Funding, 1.54%, 10/13/04	20,000	19,964,067

TOTAL ASSET BACKED SECURITIES (Cost $184,743,013)		184,743,013

CERTIFICATES OF DEPOSIT (7.8%)
CIBC, 1.65%, 11/17/04	15,000	15,000,000
Toronto Dominion Bank, 1.39%, 09/07/04	20,000	20,000,000
Wells Fargo, 1.53%, 09/15/04	25,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $60,000,000)		60,000,000

COMMERCIAL PAPER (31.3%)
Banks (0.2%)
Westdeutche Landesbank Girozentrale, 1.20%, 10/08/04	1,500	1,498,150

Broker / Dealers (3.9%)
UBS Finance, 1.57%, 09/01/04	30,000	30,000,000

Financial Services (21.0%)
ABN AMRO Finance, Inc., 1.06%, 09/20/04	15,000	14,991,608
Goldman Sachs, 1.60%, 11/09/04	15,000	14,954,000
Greenwich Capital *, 1.56%, 01/14/05	25,000	25,000,000
HBOS Treasury Services, 1.51%, 10/14/04	10,000	9,981,964
JP Morgan Chase, 1.51%, 09/22/04	15,000	14,986,788
KFW International Finance, 1.23%, 10/26/04	11,000	10,979,329
Morgan Stanley Dean Witter, 1.52%, 09/08/04	15,000	14,995,567
Northern Trust, 1.40%, 09/10/04	15,000	14,994,750
Societe Generale, 1.41%, 09/17/04	15,000	14,990,600
Toyota, 1.63%, 11/10/04	25,000	24,920,764

		160,795,370

Pharmaceutical preparations (2.6%)
Pfizer, Inc., 1.61%, 11/12/04	20,000	19,935,600

Utilities - Electric (3.6%)
General Electric Capital Corp., 1.15%, 09/14/04	10,000	9,995,847
General Electric Capital Corp., 1.52%, 09/24/04	18,000	17,982,520

		27,978,367

TOTAL COMMERCIAL PAPER (Cost $240,207,487)		240,207,487

DOMESTIC CORPORATE BONDS (2.4%)
Financial Services (2.4%)
BP Capital, 4.00%, 04/29/05	5,000	5,087,159
US Bank *, 1.60%, 07/25/05	13,000	12,998,583

TOTAL DOMESTIC CORPORATE BONDS (Cost $18,085,742)		18,085,742

REPURCHASE AGREEMENTS (18.9%)
Banc of America Securities, LLC
(Agreement Dated 08/31/04 to be repurchased at $23,000,958.33 collateralized by $17,220,000 (Value $23,615,235.43) U.S. Treasury Notes, 8.125%, due 08/15/19) 1.50%, 09/01//04	23,000	23,000,000

Goldman Sachs Asset Management
(Agreement Dated 08/31/04 to be repurchased at $30,001,250 collateralized by $25,715,000 (Value $30,610,851.25) U.S. Treasury Notes, 6.375%, due 08/15/27) 1.50%, 09/01/04	30,000	30,000,000

JP Morgan Securities
(Agreement Dated 08/31/04 to be repurchased at $32,001,351.11 collateralized by $31,460,000 (Value $32,623,079.62) U.S. Treasury Notes, 5.25%, due 02/15/29) 1.52%, 09/01/04	32,000	32,000,000

Morgan Stanley Securities, Inc.
(Agreement Dated 08/31/04 to be repurchased at $30,001,275 collateralized by $21,980,000 (Value $30,883,131.90) U.S. Treasury Notes, 8.125%, due 05/15/21) 1.53%, 09/01/04	30,000	30,000,000

Wachovia Securities, Inc.
(Agreement Dated 08/31/04 to be repurchased at $30,001,266.67 collateralized by $14,000,000 (Value $14,992,697.65) U.S. Treasury Notes, 5.5%, due 8/15/28 and 10,945,000 (Value $15,843,649) U.S. Treasury Notes, 8.875% due 2/15/19) 1.52%, 09/01/04	30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $145,000,000)		145,000,000

INVESTMENT COMPANIES (4.0%)
BlackRock Provident Institutional Funds - TempFund	963,067	963,067
Goldman Sachs Financial Square Prime Obligations Fund	2,105,383	2,105,383
Merrill Lynch Premier Institutional Fund	27,777,506	27,777,506

TOTAL INVESTMENT COMPANIES (Cost $30,845,956)		30,845,956

SECURITIES LENDING COLLATERAL (5.9%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	45,365,944	45,365,944

TOTAL SECURITIES LENDING (Cost $45,365,944)		45,365,944

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $830,851,313****)		814,186,454

OTHER LIABILITIES IN EXCESS OF ASSETS – (0.0%)		(45,897,161)

NET ASSETS – 100%		768,289,293

NET ASSET VALUE PER SHARE
Institutional Shares ($687,007,156 ÷ 687,071,061 shares outstanding)		$1.00

Class A Shares ($80,789,657 ÷ 80,789,657 shares outstanding)		$1.00

Class C Shares ($492,481 ÷ 492,481 shares outstanding)		$1.00

*	The rates shown are as of August 31, 2004.

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Securities were purchased pursuant to Rule 144a of the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

****	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Government Money Market Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Par	Value
	(000)
AGENCY OBLIGATIONS (66.5%)
International Bank for Reconstruction and Development (2.4%)
Discount Note
1.60%, 11/12/04	10,000	$9,968,000

Federal Farm Credit Bank (1.5%)
Discount Note
1.47%, 09/03/04	6,000	5,999,510

Federal Home Loan Bank (19.5%)
Discount Notes
1.48%, 09/08/04	15,000	14,995,683
1.49%, 09/10/04	15,000	14,994,413
1.48%, 09/15/04	15,000	14,991,367
1.50%, 09/22/04	7,500	7,493,438
1.38%, 11/05/04	5,000	4,987,542
1.58%, 11/10/04	7,500	7,476,958
Notes
2.20%, 06/30/05	5,000	5,000,000
2.25%, 08/30/05	5,000	5,002,486
1.40%, 04/01/05 **	5,000	4,999,588

		79,941,475

Federal Home Loan Mortgage Corporation (16.9%)
Discount Notes
1.48%, 09/07/04	7,500	7,498,150
1.43%, 09/20/04	7,500	7,494,340
1.36%, 09/21/04	6,795	6,789,866
1.50%, 09/27/04	7,500	7,491,875
1.37%, 10/07/04	5,000	4,993,150
1.49%, 10/19/04	7,500	7,485,100
1.23%, 10/26/04	5,000	4,990,604
1.225%, 12/06/04 **	5,000	4,983,667
1.70%, 12/20/04 **	5,000	4,974,028
Note
1.375%, 02/25/05 **	7,500	7,499,999
Floating Rate Note
1.365%, 09/09/05 *	5,000	5,000,000

		69,200,779

Federal National Mortgage Association (18.9%)
Discount Notes
1.08%, 09/15/04	5,000	4,997,900
1.36%, 09/17/04	7,500	7,495,467
1.50%, 09/20/04	7,500	7,494,063
1.51%, 09/22/04	7,500	7,493,394
1.15%, 09/29/04	7,500	7,493,292
1.35%, 10/20/04	5,000	4,990,813
1.40%, 11/03/04	5,000	4,987,750
1.611%, 11/03/04	5,000	4,985,903

1.615%, 11/17/04	7,500	7,474,093
1.07%, 12/16/04	5,000	4,984,247
1.58%, 10/27/04	10,000	9,975,421
1.28%, 12/10/04 **	5,000	4,982,222

		77,354,565

Student Loan Marketing Association (7.3%)
Floating Rates *
1.65%, 09/16/04	10,000	10,000,000
1.68%, 10/21/04	10,000	10,000,000
1.61%, 11/18/04	10,000	10,000,000

		30,000,000

TOTAL AGENCY OBLIGATIONS (Cost $272,464,329)		272,464,329

REPURCHASE AGREEMENT (31%)
Banc of America Securities, LLC
(Agreement Dated 08/31/04 to be repurchased at $25,001,041.67 collateralized by $18,720,000 (Value $25,726,949.41) U.S. Treasury Notes, 8.125%, due 8/15/19) 1.50, 09/01/04	25,000	25,000,000

Goldman Sachs Asset Management
(Agreement Dated 08/31/04 to be repurchased at $25,001,041.67 collateralized by $20,590,000 (Value $25,512,401.78) U.S. Treasury Notes, 6.75%, due 08/15/26) 1.50%, 09/01/04	25,000	25,000,000

JP Morgan Securities
(Agreement Dated 08/31/04 to be repurchased at $26,001,097.78 collateralized by $25,561,000 (Value $26,505,992.95) U.S. Treasury Notes, 5.25%, due 02/15/29) 1.52%, 09/01/04	26,000	26,000,000

Morgan Stanley Securities, Inc.
(Agreement Dated 08/31/04 to be repurchased at $26,001,105 collateralized by $18,640,000 (Value $26,625,916.71) U.S. Treasury Notes, 11.75%, due 11/15/14) 1.53%, 09/01/04	26,000	26,000,000

Wachovia Securities, Inc.
(Agreement Dated 08/31/04 to be repurchased at $25,001,055.56 collateralized by $18,010,000 (Value $25,559,517.93) U.S. Treasury Notes, 12.50%, due 08/15/14) 1.52%, 09/01/04	25,000	25,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $127,000,000)		127,000,000

INVESTMENT COMPANIES (2.6%)

BlackRock Provident Institutional Funds (0.0%)
BlackRock Provident Institutional Funds - Temp Fund	109	109,007

Goldman Sachs Asset Management (1.4%)
Goldman Sachs Financial Square Prime Obligations Fund	5,687	5,686,724

Merrill Lynch Premier Institutional Fund (1.2%)
Merrill Lynch Premier Institutional Fund	4,776	4,776,042

TOTAL INVESTMENT COMPANIES (Cost $10,571,773)		10,571,773

SECURITIES LENDING COLLATERAL (6.8%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	27,819	27,819,366

TOTAL SECURITIES LENDING COLLATERAL (Cost $27,819,366)		27,819,366

TOTAL INVESTMENT IN SECURITIES – 106.9% (Cost $437,855,468***)		$437,855,468

OTHER LIABILITIES IN EXCESS OF ASSETS – (6.9%)		$28,214,729

NET ASSETS – 100%		$409,640,739

NET ASSET VALUE PER SHARE
Institutional Shares ($406,891,277 ÷ 407,019,286 shares outstanding)		$1.00

Class A Shares ($2,746,443 ÷ 2,746,444 shares outstanding)		$1.00

Class C Shares ($3,017 ÷ 3,017 shares outstanding)		$1.00

*	The rates shown are as of August 31, 2004.

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes.

See Accompanying Notes to Statement of Net Assets.

7

Mercantile Funds, Inc.

Tax-Exempt Money Market Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Par	Value
	(000)
MUNICIPAL BONDS (98.6%)
Alabama (0.7%)
Mobile Water & Sewer Commissioners Water & Sewer RB, INS: AMBAC, 2.00%, 01/01/05	1,585	$1,589,704

Alaska (1.3%)
Valdez Alaska Marine Terminal, RB, VRDB, Exxon Pipeline Co. Project**, 1.27%, 09/01/04	2,000	2,000,000
1.27%, 09/01/04	1,000	1,000,000

		3,000,000

Arizona (3.4%)
Phoenix Arizona Water Systems, RB, TECP, LIQ: Dexia Credit Local, 1.06%, 10/06/04	3,000	3,000,000
Salt River Agriculture Improvement & Power Distribution, RB, TECP, Salt River Project, LIQ: Wells Fargo, Marshall & Isley, Bank One, Morgan Guaranty, Bank of New York, Bank of America, 1.13%, 11/12/04	2,000	2,000,000
1.28%, 12/08/04	3,000	3,000,000

		8,000,000

California (5.8%)
California Department of Water & Power Resources and Power Supply, RB, VRDB:SPA: Dexia Credit Local**, 1.30%, 09/02/04	2,000	2,000,000
California State Economic Recovery**, 1.40%, 09/01/04	5,000	5,000,000
City of Fremont, COP, VRDB, Maintenance Center & Fire Project, INS: AMBAC, SPA: Dexia Credit Local**, 1.32%, 09/02/04	6,690	6,690,000

		13,690,000

Connecticut (0.9%)
Connecticut State Health & Educational Facilities, Yale University, RB, VRDB**, 1.38%, 09/01/04	1,000	1,000,000
Connecticut State, GO, VRDB, SPA: Bayerische Landesbank**, 1.30%, 09/01/04	1,100	1,100,000

		2,100,000

District of Columbia (2.1%)
District of Columbia, RB, VRDB, George Washington University, INS: MBIA, SPA: Bank of America**, 1.29%, 09/01/04	5,000	5,000,000

Florida (6.5%)
Palm Beach County, GO, 7.00%, 12/01/04	1,300	1,318,399
Sarasota County Florida Public Hospital, RB**, 0.90%, 09/01/04	6,000	6,000,000
University Athletic Association, RB, VRDB, University of Florida Stadium Project, Capital Improvements, LOC: Sun Trust**, 1.40%, 09/01/04	3,300	3,300,000
Volusia County Health Facilities Authority, RB, VRDB, Pooled Hospital Lending Program, INS: FGIC, SPA: Sun Trust**, 1.27%, 09/01/04	4,800	4,800,000

		15,418,399

Illinois (4.2%)
Cook County Community Construction, GO, VRDB, Schaumburg Township, SPA: Heleba**, 1.28%, 09/01/04	1,000	1,000,000
Illinois Educational Facilities, RB, VRDB, Northwestern University, SPA: Bank One**, 1.35%, 09/01/04	4,000	4,000,000
Illinois Educational Facilities, RB, VRDB, Northwestern University, SPA: Northern Trust Company**, 1.35%, 09/01/04	1,600	1,600,000
Illinois Health Facilities Authority, RB, VRDB, Rush Presbyterian— St. Lukes Medical Center, LIQ: Northern Trust**, 1.36%, 09/01/04	1,220	1,220,000
Illinois Health Facilities Authority, RB, VRDB. St Lukes Medical Center, INS: MBIA, SPA: Bank One**, 1.37%, 09/01/04	2,000	2,000,000

		9,820,000

Indiana (2.2%)
City of Mt. Vernon, RB, TECP, General Electric, 1.34%, 09/07/04	4,500	4,500,000
St Joseph County Educational Facilities, RB, VRDB, University of Notre Dame, LIQ: Northern Trust, Fifth Third**, 1.25%, 09/02/04	700	700,000

		5,200,000

Louisiana (0.7%)
St Charles Parish, RB, VRDB, PCRB, Shell Oil Company Project**, 1.30%, 09/01/04	1,550	1,550,000

Maryland (9.7%)
City of Baltimore IDA, RB, VRDB, Capital Acquisition, LOC: Bayerische Landesbank**, 1.35%, 09/02/04	2,000	2,000,000
City of Montgomery, RB, TECP, General Electric, 1.15%, 10/06/04	1,700	1,700,000
Maryland Health and Higher Education, RB, TECP, Johns Hopkins University, 1.11%, 09/22/04	2,336	2,336,000
1.16%, 10/14/04	3,000	3,000,000
Maryland State & Local Facilities, GO, Prerefunded 10/15/04 @ 101.5, 5.80%, 10/15/08	1,000	1,020,621
University Systems of Maryland, COP, VRDB, College Park Business School, LOC: Bank of America**, 1.37%, 09/02/04	4,700	4,700,000
Washington Suburban District, GO, VRDB, BAN, SPA: Bank of America**, 1.30%, 09/01/04	5,050	5,050,001
1.30%, 09/01/04	3,475	3,475,000

		23,281,622

Massachusetts (4.3%)
Boston, GO, 5.25%, 02/01/05	1,025	1,043,107
Massachusetts State Water Revenue Authority, RB, TECP, LIQ: Bayerische Landesbank Gironzentrale, 1.08%, 10/07/04	4,000	3,999,999
Massachusetts State, GO, Prerefunded 11/01/04 @ 101, 6.75%, 11/01/12	3,000	3,058,022
Massachusetts State, GO, VRDB, SPA: State Street Bank and Trust**, 1.35%, 09/02/04	2,000	2,000,000

		10,101,128

Michigan (3.2%)
Michigan State Building Authority, RB, Facilities Program, 5.25%, 10/15/04	2,585	2,597,868
University OF Michigan, RB, TECP, 1.08%, 09/03/04	3,000	3,000,000
University of Michigan, RB, VRDB, University Hospital**, 1.36%, 09/01/04	2,000	2,000,000

		7,597,868

Minnesota (4.8%)
Minneapolis, RB, VRDB, University Gateway Project, SPA: Wells Fargo Bank**, 1.22%, 09/02/04	6,000	6,000,000
Rochester Minnesota, RB, TECP, Mayo Foundation 1.15%, 10/14/04	2,400	2,400,000

1.15%, 10/14/04	3,000	3,000,000

		11,400,000

Missouri (0.8%)
Missouri State Health & Educational Facilities, RB, VRDB, Washington University Project, SPA: Morgan Guaranty Trust** 1.33%, 09/01/04	850	850,000
1.33%, 09/01/04	1,140	1,140,000

		1,990,000

New York (6.6%)
Long Island Power Authority, RB, VRDB, INS: MBIA, SPA: Credit Suisse First Boston**, 1.27%, 09/01/04	4,000	4,000,000
New York City Municipal Water Finance Authority, Water & Sewer System, RB, VRDB, INS: FGIC, SPA: FGIC**, 1.30%, 09/01/04	2,000	2,000,000
New York City Transitional Financial Authority, RB, VRDB, New York City Recovery, SPA: Bank of New York**, 1.40%, 09/01/04	1,000	1,000,000
New York Environmental Facilities Corp, RB, TECP, 1.13%, 10/06/04	6,500	6,500,000
New York Urban Development Corp, RB, ETM, 6.00%, 01/01/05	2,000	2,030,822

		15,530,822

North Carolina (7.4%)
City of Durham, COP, VRDB, SPA: Wachovia Bank of North Carolina**, 1.35%, 09/02/04	700	700,000
North Carolina Eastern Municipal Power Agency Systems Revenue, 5.50%, 01/01/05	5,000	5,068,800
North Carolina Educational Facilities, Financial Agency Revenue, RB, VRDB, Duke University Project**, 0.93%, 09/01/04	5,420	5,420,000
University of North Carolina, RB, VRDB**, 1.27%, 09/01/04	4,200	4,200,000
Winston Salem Community Treatment Facilities Partnership, COP, VRDN, SPA: Dexia Credit Local**, 1.33%, 09/02/04	2,000	2,000,000

		17,388,800

Ohio (2.7%)
Ohio State University General Receipts, RB, VRDB**, 1.27%, 09/02/04	1,600	1,600,000
Ohio State University, RB, TECP, 1.15%, 10/06/04	3,000	3,000,000
Ohio State, GO, 5.00%, 02/01/05	1,730	1,756,354

		6,356,354

Oklahoma (0.8%)
Oklahoma City GO, 4.00%, 03/01/05	1,955	1,980,583

Oregon (1.1%)
Oregon State, GO, VRDB, SPA: Morgan Guaranty Trust**, 1.34%, 09/01/04	2,600	2,600,000

Pennsylvania (4.1%)
Allentown Commercial & Industrial Development, RB, VRDB, Diocese of Allentown. LOC: Wachovia Bank**, 1.37%, 09/01/04	1,000	1,000,000
Delaware County IDA, RB, VRDB, General Electric**, 1.33%, 09/01/04	2,200	2,200,000
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank**, 1.32%, 09/02/04	2,500	2,500,000
Pennsylvania State. GO, 5.00%, 02/01/05	4,000	4,061,930

		9,761,930

South Carolina (4.6%)
Berkeley County, RB, PCRB, VRDB, GTD, Amoco Chemical Company Project**, 1.35%, 09/01/04	2,200	2,200,000
South Carolina Public Service, RB, TECP, LIQ: Dexia Credit Local, 1.14%, 10/05/04	4,600	4,600,000
South Carolina Public Service, RB, TECP, LIQ: Toronto Dominion, Bank of Nova Scotia, 1.10%, 10/05/04	4,000	4,000,000

		10,800,000

Tennessee (1.3%)
Tennessee State Local Development Authority, BAN, RB, 3.00%, 05/31/05	3,000	3,033,113

Texas (8.2%)
Dallas Area Rapid Transit, RB, TECP, LIQ: Westdeutsche Landesbank, State Street Bank & Trust, 1.13%, 11/10/04	4,200	4,200,000
Harris County, GO, TECP, RCA: Bank of Nova Scotia, 1.32%, 09/21/04	3,000	3,000,000
North Central Texas Health Facilities Development, RB, VRDB, Presbyterian Medical Center, INS: MBIA, SPA: Chase Manhattan**, 1.26%, 09/01/04	1,200	1,200,000
Red River Educational Finance Corporation, RB, VRDB, Texas Christian University Project**, 1.32%, 09/01/04	2,000	2,000,000
San Antonio Gas & Electric, RB, TECP, 1.17%, 10/05/04	4,000	4,000,000

Texas State Tax & Revenue, RAN, 3.00%, 08/31/05	5,000	5,068,662

		19,468,662

Utah (3.2%)
Intermountain Power Agency, RB, TECP, INS: AMBAC SPA: Morgan Guaranty Trust, 1.06%, 09/01/04	2,000	2,000,000
Intermountain Power Agency, RB, TECP, INS: AMBAC, SPA: Morgan Guaranty Trust, 1.15%, 12/02/04	4,000	4,000,000
Salt Lake County, RB, VRDB, PCRB, Service Station Holdings Project, BP Amoco**, 1.35%, 09/01/04	1,500	1,500,000

		7,500,000

Virginia (7.5%)
IDA of Hampton, RB, TECP Sentara Health Systems, LIQ: Wachovia Bank, 1.09%, 09/01/04	3,000	3,000,000
Loudoun County IDA, RB, TECP, VRDB, Howard Hughes Medical Institute**, 1.07%, 09/01/04	4,155	4,155,000
Loudoun County Virginia Industrial Development**, 1.38%, 09/01/04	4,000	4,000,000
Peninsula Port Authority of Virginia, RB, TECP, LIQ: U.S. Bank, 1.19%, 11/09/04	5,000	5,000,001
University OF Virginia, RB, TECP, 1.17%, 11/04/04	1,600	1,600,000

		17,755,001

Wisconsin (0.5%)
State of Wisconsin GO, TECP, SPA: Bank of Nova Scotia, 1.12%, 10/06/04	1,071	1,071,000

TOTAL MUNICIPAL BONDS (Cost $232,984,985)		232,984,985

INVESTMENT COMPANIES (1.3%)
Black Rock Provident Institutional Funds - MuniFund	2,516,126	2,516,126
Goldman Sachs Financial Square Tax-Free Money Market Fund	546,159	546,159

Total INVESTMENT COMPANIES (Cost $3,062,285)		3,062,285

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $236,047,270*)		$236,047,270

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		$323,959

NET ASSETS – 100%		$236,371,229

Value
NET ASSET VALUE PER SHARE
Institutional Shares ($228,125,318 ÷ 228,203,690.07 shares outstanding)	$1.00

Class A Shares ($8,244,899 ÷ 8,245,287 shares outstanding)	$1.00

Class C Shares ($1,010 ÷ 1,010 shares outstanding)	$1.00

*	Aggregate cost for Federal income tax purposes.

**	The rates shown are as of August 31, 2004 and the maturity dates shown are shorter of (I) the next interest readjustment or (ii) the date on which the principal amount can be recovered through demand

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Growth & Income Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (16.8%)
Amazon Co., Inc. *,**	215,000	$8,200,100
Comcast Corp. - Class A *	346,940	9,773,301
DIRECTV Group, Inc. *	494,412	7,846,318
Ebay, Inc. *,**	28,950	2,505,333
Gannett Co., Inc.	106,580	9,027,326
Harley-Davidson, Inc. **	48,300	2,947,266
Home Depot, Inc.	201,870	7,380,367
Johnson Controls, Inc.	107,890	6,074,207
Sony Corp. ADR	202,345	7,015,301
Tiffany & Co.	299,760	9,277,572
Walt Disney Co.	322,640	7,243,268

		77,290,359

Consumer Staples (10.0%)
General Mills, Inc.	287,910	13,603,747
Nestle ADR	162,550	9,598,155
Pepsico, Inc.	89,070	4,453,500
Procter & Gamble Co.	163,980	9,177,961
Sysco Corp.	282,000	9,063,480

		45,896,843

Energy (6.2%)
BP PLC ADR	148,410	7,969,617
Exxon Mobil Corp.	361,422	16,661,554
Schlumberger Ltd.	61,380	3,793,284

		28,424,455

Financials (21.0%)
Berkshire Hathaway B, Inc. *	3,387	9,801,978
Capital One Financial	96,040	6,507,670
Citigroup, Inc.	37,800	1,760,724
Fifth Third Bancorp **	149,850	7,464,029
Jefferson Pilot Corp.	213,175	10,211,083
Legg Mason, Inc. **	142,293	11,480,198
Marsh & McLennan Co. **	102,140	4,564,637
MBNA Corp. **	262,990	6,348,579
Moody’s Corp.	175,020	11,999,370
Morgan Stanley Dean Witter & Company **	89,700	4,550,481
Northern Trust Corp.**	45,150	1,943,708
Simon Property Group, Inc.	40,520	2,267,094
State Street Corp. **	253,020	11,421,323
Wells Fargo Co.	100,640	5,912,600

		96,233,474

Health Care (14.8%)
Abbott Laboratories	187,690	7,824,796
Alcon Inc. **	126,490	9,466,512
Cephalon, Inc. *,**	119,320	5,609,233

Guidant Corp.	57,000	3,408,600
Hospira, Inc. *	98,659	2,732,854
Johnson & Johnson	224,670	13,053,326
Medco Health Solutions, Inc. *	207,251	6,472,449
Medtronic, Inc.	190,030	9,453,993
Pfizer, Inc.	300,810	9,827,463

		67,849,226

Industrials (10.2%)
3M Co.	144,330	11,887,019
Illinois Tool Works, Inc.	49,880	4,553,545
Northrop Grumman Corp.	134,770	6,960,871
Southwest Airlines Co.	63,665	943,515
Tyco International, Ltd.	344,060	10,775,959
United Technologies	123,890	11,634,510

		46,755,419

Information Technology (16.1%)
Adobe Systems, Inc.	138,540	6,354,830
Automatic Data Processing, Inc.	99,850	3,971,035
Cisco Systems *	109,010	2,045,028
Dell Computer Corp. *	208,330	7,258,217
Electronic Arts, Inc. *,**	233,110	11,604,216
Intel Corp.	434,295	9,246,141
Intuit, Inc. *	244,930	10,358,090
Microsoft	480,870	13,127,750
Qualcomm, Inc.	153,740	5,849,807
SAP AG ADR	54,490	1,986,705
Texas Instruments, Inc.	114,410	2,235,571

		74,037,390

Telecommunication (2.9%)
Nextel Communications, Inc. - Class A *	178,350	4,135,937
Vodafone ADR	404,700	9,267,630

		13,403,567

Utilities (1.1%)
Xcel Energy, Inc. **	278,110	4,908,642

TOTAL COMMON STOCKS (Cost $387,511,283)		454,799,375

REPURCHASE AGREEMENT (0.5%)
Morgan Stanley Securities, Inc.
(Agreement Dated 08/31/04 to be repurchased at $2,443,103.83 collateralized by $2,025,000 (Value $2,499,010.95) U.S. Treasury Notes, 13.875%, due 05/15/11) 1.53%, 09/01/04	2,443	2,443,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,443,000)		2,443,000

SECURITIES LENDING COLLATERAL (11.1%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	51,091,444	51,091,444

TOTAL SECURITIES LENDING COLLATERAL (Cost $51,091,444)	51,091,444

TOTAL INVESTMENT IN SECURITIES – 110.7% (Cost $441,045,727)	$508,333,819

OTHER LIABILITIES IN EXCESS OF ASSETS – (10.7%)	(49,182,452)
NET ASSETS – 100%	459,151,367

Value
NET ASSET VALUE PER SHARE
Institutional Shares ($451,633,424 ÷ 25,889,009 shares outstanding)	17.44

Class A Shares ($5,238,962 ÷ 301,237 shares outstanding)	17.39

Class C Shares ($2,278,681 ÷ 131,847 shares outstanding)	17.28

*	Non-income producing securities

**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer

***	Aggregate cost for Federal income tax purposes is $442,594,863. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$81,990,961
Excess of Tax cost over value	$(16,252,006)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Equity Income Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (97.5%)
Consumer Discretionary (5.9%)
Comcast Corp. - Class A*	17,590	$495,510
Gannett Co., Inc.	12,260	1,038,422
General Motors Corp. **	22,870	944,760
Harley-Davidson, Inc.	20,310	1,239,316
May Department Stores Co. **	25,200	617,652
Viacom, Inc. - Class B	26,770	891,709

		5,227,369

Consumer Staples (10.9%)
Anheuser Busch Companies, Inc.	19,930	1,052,304
Coca-Cola Company	17,130	765,882
Conagra	50,820	1,331,484
General Mills, Inc.	37,430	1,768,568
Nestle ADR	15,470	913,463
Procter & Gamble Co.	35,630	1,994,211
Wal-Mart Stores, Inc.	35,527	1,871,207

		9,697,119

Energy (12.1%)
BP PLC - ADR	61,015	3,276,506
Chevron-Texaco Corp.	24,650	2,403,375
Exxon Mobil Corp.	52,920	2,439,612
Halliburton Co.	48,940	1,427,580
Royal Dutch Petroleum ADR	23,960	1,214,532

		10,761,605

Financials (25.3%)
Archstone-Smith Trust	71,295	2,227,969
Bank of America Corp.	41,640	1,872,967
Bank of New York **	41,920	1,249,216
Chubb Corp.	15,400	1,047,354
Citigroup, Inc.	53,730	2,502,743
J.P. Morgan Chase & Co.	33,590	1,329,492
Lincoln National Corp.	39,540	1,791,162
Marsh & McLennan Co.	25,210	1,126,635
MBNA Corp.	63,230	1,526,372
Morgan Stanley Dean Witter & Company	24,420	1,238,827
Simon Property Group, Inc.	36,900	2,064,555
T Rowe Price Group, Inc.	20,885	1,034,434
Wachovia Corp.	35,711	1,675,203
Wells Fargo Co.	29,930	1,758,388

		22,445,317

Health Care (9.7%)
Abbott Laboratories	29,690	1,237,776
Johnson & Johnson	22,680	1,317,708
Lilly (Eli), & Co.	15,705	996,482
Medco Health Solutions, Inc.*	22,800	712,044

Merck & Co, Inc.	24,125	1,084,901
Pfizer, Inc.	56,740	1,853,696
Wyeth Co.	38,510	1,408,311

		8,610,918

Industrials (9.8%)
3M Co.	12,550	1,033,618
Caterpillar, Inc.	14,640	1,064,328
Emerson Electric Co.	27,020	1,681,995
General Electric Co.	70,470	2,310,711
Honeywell International	43,615	1,569,268
United Technologies	11,400	1,070,574

		8,730,494

Information Technology (7.5%)
Automatic Data Processing, Inc.	22,770	905,563
IBM	22,080	1,869,955
Intel Corp.	28,575	608,362
Intuit, Inc. *	20,280	857,641
Microsoft	56,463	1,541,440
Nokia Corp. ADR	69,380	824,234

		6,607,195

Materials (5.6%)
Air Products & Chemicals	30,450	1,594,971
Alcoa, Inc.	27,500	890,450
Du Pont E I De Nemours	38,510	1,627,433
Weyerhaeuser Co. **	13,540	846,385

		4,959,239

Telecommunication (6.6%)
Alltel Corp.	24,540	1,341,111
BellSouth Corp.	31,630	846,419
SBC Communications, Inc.	49,990	1,289,242
Verizon Communications	41,470	1,627,697
Vodafone ADR	34,480	789,592

		5,894,061

Utilities (3.9%)
Duke Energy Corp. **	43,430	961,540
Keyspan Corp.	22,690	864,489
Xcel Energy, Inc. **	94,430	1,666,690

		3,492,719

Total Common Stocks (Cost $71,354,947)		86,426,036

REPURCHASE AGREEMENT (2.3%)
Banc of America Securities, LLC (2.3%)
(Agreement Dated 08/31/04 to be repurchased at $2,023,084.29 collateralized by $1,515,000 (Value $2,077,647.02) U.S. Treasury Notes, 8.125%, due 8/15/19) 1.50, 09/01/04	2,023	2,023,000

TOTAL REPURCHASE AGREEMENTS		2,023,000

SECURITIES LENDING COLLATERAL (4.4%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	3,944,233	3,944,233

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,944,233)	3,944,233

TOTAL INVESTMENT IN SECURITIES – 104.2% (Cost $77,322,180***)	$92,393,269

OTHER LIABILITIES IN EXCESS OF ASSETS – (4.2%)	$(3,756,360)
NET ASSETS – 100%	$88,636,909

Value
NET ASSET VALUE PER SHARE
Institutional Shares ($88,278,097 ÷ 19,498,094 shares outstanding)	$4.53

Class A Shares ($295,743 ÷ 65,392 shares outstanding)	$4.52

Class C Shares ($63,070 ÷ 13,912 shares outstanding)	$4.53

*	Non-Income producing securities

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes is $77,566,805. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$18,896,622
Excess of tax cost over value	$(4,070,158)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Equity Growth Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (98.0%)
Consumer Discretionary (18.5%)
Amazon Co., Inc. *, **	3,990	$152,179
Cheesecake Factory *, **	15,210	629,389
Comcast Corp. - Class A *	15,110	425,649
DIRECTV Group, Inc. *	30,910	490,542
Ebay, Inc. *	3,070	265,678
Harley-Davidson, Inc. **	8,910	543,688
Home Depot, Inc.	12,420	454,075
Sony Corp. ADR	14,370	498,208
Target Corp.	11,570	515,791
The Walt Disney Co.	15,950	358,078
Tiffany & Co.	25,440	787,367
Time Warner, Inc. *	13,680	223,668
Viacom, Inc. - Class B	12,530	417,374

		5,761,686

Consumer Staples (10.7%)
Anheuser Busch Companies, Inc.	13,940	736,032
General Mills, Inc.	7,345	347,051
Nestle ADR	7,470	441,084
Pepsico, Inc.	12,310	615,500
Sysco Corp.	19,080	613,231
Wal-Mart Stores, Inc.	11,170	588,324

		3,341,222

Financials (11.7%)
American International Group	9,660	688,177
Capital One Financial	7,610	515,654
Fifth Third Bancorp **	10,850	540,439
Instinet Group, Inc. *	45,760	226,054
Legg Mason, Inc. **	5,050	407,434
Moody’s Corp.	9,380	643,093
State Street Corp. **	13,540	611,196

		3,632,047

Health Care (19.8%)
Alcon Inc. **	9,200	688,528
Amgen, Inc. *	11,120	659,305
Cephalon, Inc. *, **	10,370	487,494
Guidant Corp.	7,920	473,616
Johnson & Johnson	10,060	584,486
Lilly (Eli), & Co.	6,275	398,149
Medco Health Solutions, Inc. *	17,400	543,402
Medtronic, Inc.	5,370	267,158
Pfizer, Inc.	49,635	1,621,575
Wyeth Co.	12,200	446,154

		6,169,867

Industrials (8.8%)
General Electric Co.	11,020	361,346
Illinois Tool Works, Inc.	6,095	556,412

Northrop Grumman Corp.	4,030	208,150
Southwest Airlines Co.	30,290	448,898
Tyco International, Ltd.	9,740	305,057
United Technologies	9,160	860,215

		2,740,078

Information Technology (25.1%)
Automatic Data Processing, Inc.	18,760	746,085
Cisco Systems *	57,750	1,083,390
Dell Computer Corp. *, **	18,990	661,612
Electronic Arts, Inc. *, **	10,070	501,285
Intel Corp.	33,480	712,789
Intuit, Inc. *, **	13,410	567,109
Lexmark International, Inc. *	5,270	466,132
Microsoft **	44,930	1,226,588
Qualcomm, Inc.	9,030	343,592
SAP AG ADR	16,920	616,903
Texas Instruments, Inc.	20,170	394,122
Veritas Software Corp. *	26,230	438,566

		7,758,173

Materials (0.8%)
Freeport-McMoran Copper	6,510	244,971

Telecommunication (2.6%)
Nextel Communications, Inc. - Class A *, **	13,985	324,312
Vodafone ADR	20,830	477,007

		801,319

TOTAL COMMON STOCKS (Cost $25,742,353)		30,449,363

REPURCHASE AGREEMENT (1.6%)
Banc of America Securities, LLC (1.6%)
(Agreement Dated 08/31/04 to be repurchased at $502,020.92 collateralized by $380,000 (Value $521,125.99) U.S. Treasury Notes, 8.125%, due 8/15/19) 1.50, 09/01/04	502	502,000

TOTAL REPURCHASE AGREEMENT (Cost $502,000)		502,000

SECURITIES LENDING COLLATERAL (11.4%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	3,545,678	3,545,678

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,545,678)		3,545,678

TOTAL INVESTMENT IN SECURITIES – 111.0% (Cost $29,790,031***)		$34,497,041
TOTAL LIABILITIES IN EXCESS OF ASSETS—(11.0%)		$(3,407,629)

NET ASSETS—100%		$31,089,412

Value
NET ASSET VALUE PER SHARE
Institutional Shares ($30,867,881 ÷ 4,803,337 shares outstanding)	$6.43

Class A Shares ($208,340 ÷ 32,589 shares outstanding)	$6.39

Class C Shares ($13,192 ÷ 2,080 shares outstanding)	$6.34

*	Non-Income producing securities

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes is $29,994,514. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,591,041
Excess of tax cost over value	$(1,088,514)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Capital Opportunities Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (92.9%)
Autos & Transportation (4.1%)
Alexander & Baldwin, Inc.	32,600	$1,003,754
Continental Airlines *,**	24,600	237,390
Kirby Corp. *	19,500	693,030
Knight Transportation *	68,100	1,354,509
SCS Transportation, Inc. *	11,100	206,016
Skywest, Inc.	17,100	246,069
Thor Industries, Inc. **	24,700	632,814
United Defense Industries, Inc. *	17,800	680,494
Wabtec	41,500	710,065
Yellow Roadway Corp. *	14,200	582,768

		6,346,909

Consumer Discretionary (23.0%)
A.H. Belo Corp.	15,200	348,688
Advisory Board *	66,100	2,119,166
Alderwoods Group, Inc. *	59,000	543,390
AMERICA’S Car Mart, Inc. *	20,100	644,607
Ann Taylor Stores Corp. *	36,400	879,788
Ask Jeeves, Inc. *,**	37,600	974,592
Brinks Co.	30,100	866,880
Cabelas, Inc. *,**	6,500	166,400
Carters, Inc. *	8,300	232,068
Casella Waste Systems, Class A *	43,400	498,666
Cato Corp.	39,200	829,080
Charles River Associates *	36,600	1,103,490
Cheesecake Factory *,**	24,800	1,026,224
Coach, Inc. *	23,600	994,740
Cost Plus, Inc. *	24,000	822,240
Department 56, Inc. *	17,100	265,563
Electronics Boutique Holdings Corp. *	29,000	885,370
First Cash Services, Inc. *	59,950	1,153,438
Four Season Hotels	8,900	510,148
Furniture Brands Intl.	32,200	740,600
Gevity HR, Inc.	41,000	731,440
Guitar Center, Inc. *	29,000	1,187,840
Hibbett Sporting Goods *	67,200	1,221,024
Insight Enterprises, Inc. *	35,100	561,600
Jo-Ann Stores, Inc. *	15,375	408,975
K-Swiss, Inc., Class S	36,100	704,311
Kellwood Co.	20,400	744,600
LIN TV Corp. *	78,500	1,584,130
Movie Gallery	9,200	165,508
Oakley, Inc.	31,100	356,717
PC Mall, Inc. *	35,400	463,032
Phillips-Van Heusen Corp.	18,100	364,896
Pier 1 Imports **	45,200	784,220
Rare Hospitality International, Inc. *	37,700	1,019,408
Reebok International Ltd.	15,000	509,550

Service Corp. International *	82,400	495,224
Shopko Stores, Inc. *	28,400	480,528
Sonic Corp. *	53,412	1,193,758
Sports Authority, Inc. *	15,191	322,505
Take-Two Interactive *,**	17,400	569,850
Tech Data Corp. *	13,900	523,474
Tetra Tech, Inc. *	42,300	751,671
Tractor Supply Co. *	24,400	849,608
United Stationers, Inc. *	16,400	675,188
Urban Outfitters, Inc. *	88,800	2,695,079
Wolverine World Wide	24,200	583,704

		35,552,978

Consumer Staples (1.2%)
Bunge Ltd.	21,000	837,690
Constellation Brands, Inc. *	27,400	1,007,498

		1,845,188

Energy (4.6%)
Arch Coal, Inc.	26,100	841,203
Energy Partners Ltd. *	54,300	830,247
FMC Technologies, Inc. *	23,500	721,920
Grey Wolf, Inc. *	129,500	550,375
Magnum Hunter Resources *,**	80,500	820,295
Newfield Exploration Co. *	19,800	1,095,930
Newpark Resources, Inc. *	106,100	604,770
W-H Energy Services, Inc. *	40,700	770,044
Whiting Petroleum Corp. *	35,900	847,599

		7,082,383

Exchange Traded Funds (0.8%)
Ishares Russell 2000 **	7,300	1,210,705

Financial Services (18.8%)
Amerus Group	23,000	916,780
Ashford Hospitality Trust	33,600	288,960
Bank of the Ozarks	7,500	196,500
Boston Private Financial	34,700	845,292
Brookline Bancorp	56,200	850,868
Camden Property Trust **	18,600	875,688
Capitalsource, Inc. *	67,100	1,368,169
Colonial Bancgroup, Inc.	56,400	1,138,152
Commercial Federal	26,000	709,020
Compass Bancshares	23,800	1,100,750
Corillian Corp. *	224,600	1,010,700
Delphi Financial Group	43,000	1,690,760
Downey Financial Corp.	42,100	2,267,927
First Republic Bank	19,100	855,489
Glacier Bancorp, Inc.	10,400	293,072
Greater Bay Bancorp	32,500	925,275
Harleysville Group	21,400	425,004
Highland Hospitality	48,200	543,214
Hub International Ltd.	20,800	364,208
Ipayment, Inc. *	23,500	827,200
MAF Bancorp, Inc.	18,100	757,123
Pan Pacific Retail Properties	14,500	774,155
Platinum Underwriters	23,200	658,416
Portfolio Recovery Associates, Inc. *,**	19,700	564,208
Prentiss Properties Trust	21,100	774,581
Provident Bankshares	25,500	807,585

R & G Financial	13,500	466,830
RAIT Investment Trust	40,200	1,081,380
Reckson Assoc Realty Corp.	22,400	658,560
Republic Bancorp	33,240	488,960
Silicon Valley Bancshares *	36,700	1,370,745
Sterling Financial *	15,311	507,713
Westcorp	38,000	1,560,660
WR Berkley Corp.	26,300	1,061,994

		29,025,938

Health Care (13.6%)
Abgenix, Inc. *	38,700	385,065
Align Technology, Inc. *	94,500	1,447,740
America Service Group, Inc. *	15,500	588,070
Arrow International, Inc.	15,300	432,225
Conceptus, Inc. *,**	50,100	462,423
CV Therapeutics *,**	62,900	807,007
Digene Corp. *	34,400	861,720
Dyax Corp. *	78,500	623,290
Genesis Healthcare *	15,050	467,905
Immucor, Inc. *	73,350	1,500,008
Isolagen, Inc. *	92,000	772,800
Kindred Healthcare, Inc. *	24,500	633,570
Medicis Pharmaceutical	33,300	1,219,446
MGI Pharma, Inc. *	44,300	1,029,089
Nektar Therapeutics *	135,700	1,728,818
North American Scientific *	104,100	769,299
Ocular Sciences, Inc. *	18,000	784,800
Owens & Minor, Inc.	30,400	744,800
Pain Therapeutics *,**	134,300	940,100
Pozen, Inc. *	88,600	767,276
Protein Design Labs *	96,300	1,765,178
Rehabcare Group, Inc. *	19,400	446,006
Transkaryotic Therapy, Inc. *	50,900	801,675
United Therapeutics Corp. *,**	38,600	1,146,806

		21,125,116

Materials & Processing (9.2%)
Crown Holdings, Inc. *	55,300	536,410
Gibraltar Steel	22,200	711,066
Golden Star Resources *,**	86,400	399,168
Griffon Corp. *	48,900	978,978
H. B. Fuller Co.	21,300	560,829
Harsco Corp.	16,400	736,032
Insituform Technologies *	20,000	355,800
Jacobs Engineering Group, Inc. *	11,800	461,498
Kaydon Corp.	28,100	799,726
Louisiana-Pacific Corp.	31,400	774,324
Macdermid, Inc.	27,600	815,304
Meridian Gold *	39,800	522,176
Mueller Industries, Inc.	14,200	557,918
Pactiv Corp. *	42,600	1,007,490
Polyone Corp. *	71,200	505,520
Spartech	23,300	564,559
St. Joe Co.	17,300	837,320
Texas Industries	20,600	902,280
Universal Forest Products	8,400	251,076
Walter Industries, Inc.	46,500	690,060
Wausau-Mosinee Paper	28,600	447,876

WCI Communities, Inc. *	15,400	369,292
Westlake Chemical Corp. *	29,000	507,500

		14,292,202

Producer Durables (4.3%)
Crane Co.	22,800	615,600
Cymer, Inc. *	32,200	860,384
Engineered Support Systems	22,700	980,867
Entegris, Inc. *	64,600	514,216
Federal Signal Corp.	15,800	289,298
KB Home	12,000	825,240
Photronics *	18,000	258,300
ROFIN-SINAR Technologies, Inc. *	27,900	783,990
Smith (A.O.) Corp.	11,700	285,714
Technitrol, Inc. *	44,400	788,544
Terex Corp. *	13,200	476,916

		6,679,069

Technology (11.4%)
Agile Software Corp. *	140,900	1,073,658
Akamai Technologies *,**	70,200	944,190
Bell Microproducts *	47,100	357,489
Checkpoint Systems, Inc. *	37,400	564,740
Datastream Systems, Inc. *	60,200	383,474
Herley Industries, Inc. *	26,000	478,140
International Rectifier *	18,000	591,480
Interwoven Software, Inc. *	23,500	178,365
Ivillage, Inc. *	148,900	865,109
Manhattan Associates *	44,000	1,026,960
Matrix One, Inc. *	176,200	824,616
Netegrity, Inc. *	109,000	661,630
Netgear, Inc. *	64,900	840,455
O2Micro International Ltd. *	120,000	1,153,200
Overland Storage, Inc. *	38,000	497,800
Plexus Corp. *	48,500	571,815
Power Integrations *	45,300	909,624
QAD, Inc.	37,400	231,880
Skyworks Solutions, Inc. *	181,700	1,513,561
Storage Technology Corp. *,**	31,200	756,600
SupportSoft, Inc. *	18,400	186,024
Symbol Technologies, Inc.	48,100	620,490
Synnex Corp. *	29,900	475,111
Tessera Technologies *	52,000	1,013,480
Varian, Inc. *	23,300	916,156

		17,636,047

Utilities (1.9%)
Black Hills Corp.	9,300	259,005
El Paso Electric Co. *	33,800	518,492
Mediacom Corp. *	145,500	909,375
PNM Resources	31,450	672,087
Southwest Gas Corp.	27,400	646,640

		3,005,599

Total Common Stocks (Cost $129,210,614)		143,802,134

AGENCY OBLIGATIONS (7.1%)
Federal Home Loan Mortgage Corporation (0.1%)
Discount Note
1.36%, 9/21/04	190,000	189,834

Federal National Mortgage Association (7.0%)
Discount Note
1.50%, 09/01/04	870,000	869,965
1.11%, 09/20/04	9,920,000	9,911,742

		10,781,707

TOTAL AGENCY OBLIGATIONS (Cost $10,971,996)		10,971,541

SECURITIES LENDING COLLATERAL (4.7%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	5,065,397	5,065,397

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,065,397)		5,065,397

TOTAL INVESTMENT IN SECURITIES – 103.3% (Cost $145,248,007***)		$159,839,072

OTHER LIABILITIES IN EXCESS OF ASSETS – (3.3%)		$(5,044,347)

NET ASSETS – 100%		$154,794,725

		Value
NET ASSET VALUE PER SHARE
Institutional Shares ($153,291,610 ÷ 17,227,575 shares outstanding)		$8.90

Class A Shares ($1,066,614 ÷ 121,070 shares outstanding)		$8.81

Class C Shares ($436,500 ÷ 50,112 shares outstanding)		$8.71

*	Non-Income producing securities

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes is $146,392,525. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$21,868,685
Excess of tax cost over value	$(8,422,137)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

International Equity Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
Common Stocks (93.5%)
Argentina (0.0%)
Grupo Financiero Galicia	8,396	$42,652

Australia (1.6%)
Amcor	17,813	92,201
AMP Ltd.	80,497	355,268
John Fairfax Ltd.	50,931	137,386
National Australia Bank Ltd.	118,788	2,235,460
Newcrest Mining	44,720	470,527
News Corp.	26,956	209,956
Southcorp Ltd. *	49,055	118,816
Telstra Corp.	531,319	1,800,916

		5,420,530

Austria (1.2%)
Bank Austria Creditanstal	14,525	919,681
Erste Bank Der Oester	10,040	381,788
Flughafen Wien AG	1,470	84,340
OMV AG	1,703	389,054
Telekom Austria AG	138,523	1,935,992
Wienerberger Baustoffindustrie AG **	9,160	331,738

		4,042,593

Belgium (0.4%)
Almancora Communications	1,763	94,273
Almanij	5,207	325,579
Belgacom SA *	4,961	165,439
Fortis	11,577	257,191
KBC Bancassurance Holding	3,545	213,258
Sun Interbrew	5,914	189,529

		1,245,269

Brazil (0.0%)
Companhia De Consessoes Rodoviarias	5,710	71,156

Canada (0.7%)
Canadian Natural Resources	13,360	429,414
Encana Corp.	5,998	244,272
Opti Canada, Inc. *	2,916	36,516
Petro Canada	2,726	127,238
Royal Bank Of Canada **	29,789	1,343,400
Telesystem International Wireless, Inc. *	14,072	130,447

		2,311,287

China (0.0%)
Weiqiao Textile Company Ltd	15,360	24,517

Czech Republic (0.5%)
Ceske Energeticke Zavody A.S.	2,849	22,336

Cesky Telecom	13,002	164,533
Komercni Banka	12,900	1,378,107

		1,564,976

Denmark (0.2%)
AP Moller – Maersk A/S	14	94,699
BASF AG	5,741	310,547
Danske Bank	1,966	47,460
Danske Bank	0	0
Kobenhavns Lufthavne A/S	619	88,090
Lunbeck A/S	2,417	43,440

		584,236

Finland (0.8%)
Fortum Oyj **	17,844	250,471
Nokia A Shares	181,063	2,116,842
UPM - Kymmene Oyj **	11,500	219,422

		2,586,735

France (8.1%)
Air Liquide	524	81,895
Alcatel Alsthom *,**	20,230	236,021
Atos Origin *	1,408	76,249
Aventis **	36,287	3,025,232
Banque Nationale de Paris	35,263	2,132,900
Bouygues	9,253	318,126
Carrefour	6,223	291,773
Compagnie Francaise d’Etudes et de	1,176	176,077
Construction Technip SA **
France Telecom	336,383	7,943,106
Gecina	1,221	101,423
LVMH Moet Hennessy **	2,454	156,871
Pernod Ricard French	813	100,385
Renault	23,263	1,865,921
Sanofi-Synthelabo SA **	18,589	1,319,327
Societe Generale	14,595	1,245,159
Societe Nationale d’Etude et de	2,620	52,856
Contruction de Moteurs d’Avion *
Suez SA	10,752	208,156
Thales SA	3,169	106,873
Total Fina Elf	34,768	6,764,793
Unibail SA	821	92,792
Valeo SA	1,880	73,912
Vinci	873	93,205
Vivendi Environment	9,346	240,794
Vivendi Universal *	5,524	136,146

		26,839,992

Germany (5.9%)
Adidas AG	2,262	290,158
Bayer AG	40,804	1,043,851
Bayer Hypo Vereins *	21,729	354,385
Bayerische Motoren Werke AG	28,827	1,191,138
Commerzbank AG *	17,521	287,033
Depfa Bank	3,428	45,202
Deutsche Bank AG	4,199	285,260
Deutsche Post	6,922	137,541
Deutsche Telekom *,**	192,888	3,363,882
E. On AG	17,852	1,267,019

Fraport AG	16,638	523,702
Freenet *	1,581	23,037
Fresenius Medical Care **	2,075	151,053
Henkel Kgaa	2,464	168,021
Henkel Kgaa-Vorzug	1,269	92,070
Hypo Real Estate Holdings *	6,040	192,319
Linde AG	10,955	586,465
MAN AG	2,582	87,453
Medion	2,125	33,314
Metro GR	16,574	766,216
Muenchener Reuckversicherungs	15,938	1,506,944
Porsche	3,727	2,260,182
Prosieben Sat.1 Media	16,561	289,622
Puma AG	201	49,026
Rhoen-Klinikum	1,813	85,710
RWE AG	9,437	461,045
Schering AG	4,527	251,151
Siemens AG	53,820	3,685,711
Volkswagen AG	5,719	220,325

		19,698,835

Greece (0.1%)
Coca-Cola Hellenic	2,301	54,530
Hellenic Telecom	13,732	173,227

		227,757

Hong Kong (0.0%)
Beijing Datang Power Generation Ltd.	91,071	71,223

Hungary (0.7%)
Egis RT	2,443	109,013
Gedeon Richter RT	960	102,530
Matav RT	98,788	398,905
OTP Bank	75,989	1,652,804

		2,263,252

India (0.1%)
ICICI Bank Ltd. *	39,528	229,658

Indonesia (0.1%)
Bank Mandiri	1,181,225	157,497
Indofood Sukses Makmur	612,015	44,065
Semen Gresik	34,265	36,549
Telekomunikasi	317,660	259,211

		497,322

Ireland (0.0%)
Celtic Resource Holdings *	5,001	34,592
Dragon Oil PLC *	124,593	94,137

		128,729

Italy (4.2%)
Assicurazioni Generali S.P.A.	16,104	419,606
Banca Antonveneta SPA	8,054	166,005
Banca Nazionale Lavoro *,**	79,930	184,564
Banca Popolare	16,889	104,063
Banco Ambrosiano Veneto	139,203	509,212
Beni Stabili SPA	113,987	96,970
Capitalia S.P.A.	33,781	103,251
Cassa Di Risparmio	89,247	159,114
Credito Emiliano	27,710	229,333
Credito Italiano	679,886	3,255,486

Enel Spa **	41,945	323,696
Ente Nazionale Idrocarburi	146,336	2,989,527
Saipem	19,823	209,591
Telecom Italia RNC	2,268,660	4,976,570
Telecom Italia SPA	44,420	132,800
Trena Spa *	46,370	103,972

		13,963,760

Japan (17.9%)
Aeon Credit Service Ltd.	3,015	195,881
Asahi Glass Co.	10,000	96,314
Asatsu-DK, Inc.	22,500	598,661
Bank Of Yokohama	26,000	153,993
Canon, Inc.	86,463	4,112,596
Central Japan Railway Co.	37	307,476
Credit Saison	13,618	449,197
Dai Nippon Printing	305,000	4,471,683
Daihatsu Motor Co. Ltd.	6,000	47,948
Daiwa Securities	27,000	174,678
Denso Co.	13,298	326,558
East Japan Railway Co.	42	234,981
Exedy	2,700	47,409
Fuji Photo Film	171,125	5,363,979
Fuji Television Network	323	706,365
Fujisawa Pharmaceutical Co.	3,800	90,200
Hitachi Capital Corp.	4,900	83,404
Hitachi Ltd.	13,865	86,921
Honda Motor Y50	13,806	684,356
Ito En Ltd.	2,000	86,018
Ito Yokado Corp.	5,532	203,647
Japan Tobacco Inc.	108	875,849
Kansai Electric Power Inc.	178,700	3,272,924
Kao Corp.	157,226	3,853,824
Koito Manucacturing Co.	20,987	178,804
Konica Co.	193,000	2,491,968
Kyocera Corp.	9,100	665,014
Lawson, Inc.	27,300	967,671
Matsushita Electric Inds	66,423	890,321
Millea Holdings, Inc.	74	1,018,179
Mitsubishi Estate Co.	138,000	1,547,934
Mitsubishi Tokyo Finance	109	978,313
Mitsui Marine / Fire	116,000	1,023,172
Nidec Co.	1,500	143,515
Nintendo	12,700	1,365,529
Nippon Telegraph & Telephone	692	2,988,820
Nissan Motor Co., Ltd.	56,079	609,104
Nissin Food Products	3,700	93,726
Nomura Securities	92,483	1,270,804
NTT Docomo, Inc.	134	247,866
Olympus Optical Co., Ltd.	5,000	94,765
Oriental Land Co.	23,400	1,447,774
Ricoh Co. Ltd.	5,000	97,954
Rohm Co.	23,200	2,399,380
Sankyo Co. Ltd.	101,200	2,111,695
Sanyo Electric Co.	44,000	149,948
Secom Co., Ltd.	2,500	92,259
Seiyu *	41,031	106,555
Sharp Corp.	12,000	167,297
Shin-Etsu Chemical	6,900	240,175

Shiseido Let Ord.	31,643	406,260
SMC Co.	755	72,304
Sony Corp.	21,144	728,273
Sumitomo Trust & Bank	23,615	142,665
Takeda Chemical Industries	5,000	225,067
TDK Corp.	1,400	92,487
Teppan Printing	9,000	93,161
Terumo Corp.	3,800	85,526
Tokyo Broadcast	26,300	415,547
Tokyo Electric Power Co.	65,700	1,511,618
Tokyo Gas Co. Ltd. **	621,000	2,274,746
Toyota Motor Corp.	19,892	783,028
Uni-Charm Corp.	6,517	323,638
Yamaha Motor Co., Ltd.	7,000	103,267
Yamanouchi Pharmaceutical	68,444	2,363,686
Yen Nitto Denko Corp.	2,200	96,223

		59,630,900

Korea (0.9%)
Samsung Electronics **	15,331	2,970,381

Luxemburg (0.0%)
Millicom International Cellular SA *	3,456	53,260
SBS Broadcasting *	1,710	59,850

		113,110

Mexico (0.2%)
Fomento Economico **	39,815	172,192
Grupo Financiero Banorte	131,323	517,541
Grupo Financiero Inbursa	36,594	53,997

		743,730

Netherlands (6.4%)
Akzo Nobel NV	51,124	1,717,922
CSM	18,155	409,062
Euro Aero Defence	6,854	178,921
Euronext NV	5,574	151,198
Fortis NL	55,522	1,233,459
Heineken	9,534	287,813
ING Groep	91,173	2,221,591
Koninklijke (Royal) **	231,799	1,777,561
Koninklijke Grolsch N.V.	1,201	35,103
Philips Electronics	7,062	162,552
Royal Dutch Petroleum	89,073	4,488,063
Unilever NV - CVA	141,286	8,451,315
VNU-Verenigde Nederalndse Uitgeversbedrijven	3,253	82,863

		21,197,423

New Zealand (0.9%)
Abn Amro Holding Nv	59,985	1,271,372
Telecom Corp. Of New Zealand Ltd. **	425,683	1,597,664

		2,869,036

Norway (0.4%)
DNB Holding ASA	11,407	86,689
Norsk Hydro	8,114	505,055
Sparebanken Rogaland	3,341	151,859
Statoil ASA	40,903	521,043
Telenor ASA	22,566	162,674

		1,427,320

Philippines (0.0%)
Globel Telecom, Inc.	2,338	36,417
Philippine Long Distance Telephone Co. ADR *	4,400	99,748

		136,165

Phillipines (0.1%)
Ayala Corp.	373,000	35,856
Bank of Philippine Islands	48,200	35,608
Philippine Long Distance Telephone *	4,631	104,285

		175,749

Poland (0.7%)
Agora SA *	10,316	149,460
Bank Millennium SA*	66,388	52,811
Bank Pekao	29,733	950,961
Bank Zachodni WBK SA	18,356	406,444
BK Przemyslowo-Handlowy	1,150	124,804
BRE Bank *	3,079	83,327
Budimex *	16,502	193,974
Orbis	6,376	40,088
Telekomunikacja Polsk	93,862	370,763

		2,372,632

Portugal (0.2%)
Banco Commercial Portuguese	54,131	113,809
Electricidade de Portugal	59,472	164,790
Jeronimo Martins *	4,286	46,306
Media Capital SA *	26,727	132,199
Portugal Telecom SA	7,482	76,107

		533,211

Romania (0.2%)
Petrom	4,257,909	277,596
Romanian Development Bank	340,300	269,257

		546,853

Russian Federation (0.6%)
Lukoil Holding, ADR	1,091	128,738
Moscow City Telephone ADR	5,580	64,449
North-West Telecom	2,414	55,522
Sberbank RF	2,235	876,119
Sibirtelecom	3,239	119,195
Sun Interbrew LTD GDR *	21,400	286,082
Uralsvyazinform ADR	16,944	119,625
Volgatelecom	13,681	75,246
Wimm Bill Dann Foods ADR *	12,620	166,584
Yukos Corp. ADR	3,532	58,349

		1,949,909

South Africa (0.1%)
Nedcor Ltd.	47,180	397,003

South Korea (0.1%)
Samsung Electronics	640	250,588

Spain (1.4%)
Berdrola SA	8,059	164,443
Endesa SA	19,006	351,551
Fadesa Inmobiliaria *	2,821	36,958
Gestevision Telecinco *	7,371	115,558
Groupo Empresarial Ence	5,650	154,976

Grupo Prisa	6,080	96,057
Tabacalera SA - Class A	3,065	95,357
Telefonica De Espana	245,987	3,491,714

		4,506,614

Sweden (1.3%)
Elekta AB *	8,722	197,942
Ericsson *,**	37,594	101,081
Getinge AB	11,460	126,989
Nobia AB	5,955	70,942
Nordic Baltic Hldg	345,179	2,641,864
S.K.F. Ab ‘B’ Free	30,402	1,118,911
Skandia Forsakrings	24,949	89,995

		4,347,724

Switzerland (7.9%)
Adecco SA	1,678	77,677
Ciba Specialty Chemicals AG, REG	11,942	725,156
Credit Suisse Group *	62,277	1,939,940
Holdersbank Bearer	55,528	2,971,156
Nestle	34,157	8,067,523
Novartis AG	127,978	5,909,162
Roche Holdings	24,710	2,391,982
SGS SA	163	88,952
Swatch Group AG	2,765	339,615
UBS AG	56,379	3,774,754

		26,285,917

Taiwan (0.4%)
Chungwa Telecom ADR	85,203	1,461,231

Thailand (0.0%)
Airports of Thailand Public Company Ltd. *	12,800	15,673

Turkey (1.2%)
Akbank T.A.S.	159,401,665	678,531
Dogan Sirketler Grubu Holding AS *	141,044,555	241,563
Dogan Yayin Holding *	12,752,479	45,802
Enka Insaat VE Sanayi AS	573,000	11,433
Koc Holding AS	81,321,382	440,818
Migros Turk TAS	21,781,916	117,349
Sabanci Holding AS	166,149,259	538,728
Turk Dis Ticaret Bankasi AS	40,740,073	43,626
Turk Sise ve Cam Fabrikalari AS	7,607,229	16,823
Turkcell Iletisim Hizmetleri AS	22,884,178	83,713
Turkiye Garanti Bankasi AS *	259,361,761	849,588
Turkiye Is Bankasi	238,595,012	789,498
Yapi ve Kredi Bankasi AS *	61,989,214	148,428

		4,005,900

Ukraine (0.0%)
Centerenergo *	812	14,803

United Kingdom (27.5%)
Allied Domecq	525,256	4,195,396
Astrazeneca	9,924	456,138
BAA	100,164	1,000,054
Barclays	720,501	6,668,665
Billiton	395,548	3,721,516
BOC Group	185,838	2,990,431
Boots Group	28,674	349,733

BP Amoco	968,034	8,580,965
British Aerospace	51,607	186,141
British American Tobacco	308,317	4,645,166
British Land Co.	7,194	93,115
British Sky Broadcasting Group	27,027	232,405
Bunzl	147,640	1,126,131
Burberry Group	6,611	43,052
Cadbury Schweppes	351,843	2,819,782
Centrica	29,065	128,625
Diageo	55,857	686,808
GlaxosmithKline	338,606	6,889,318
Great Universal Stores	89,488	1,365,953
Hays PLC	1,074,780	2,291,168
Highland Gold Mining Ltd	9,524	44,889
Hilton Group	39,112	183,641
Imperial Tobacco	242,789	5,346,005
ITV PLC	918,443	1,710,061
Marks & Spencer	30,817	195,143
National Grid Transco	410,291	3,422,905
Pearson	16,916	188,520
Peninsular & Oriental Steam Navigation Co., PLC	10,973	47,376
Peter Hambro Mining *	15,652	128,960
Prudential Corp.	305,325	2,411,270
Rank Group	25,320	130,727
Reckitt Benckiser	116,730	3,065,874
Reed International	675,072	5,974,948
Rentokil Initial	946,096	2,557,223
RMC Group PLC	57,083	652,591
Rolls Royce	514,690	2,145,776
Royal & Sun Alliance	68,612	87,326
Scottish & Newcastle	10,408	74,192
Scottish & Southern Energy PLC	6,722	89,122
Shell Transportation & Trading Co.	92,000	671,116
Smith & Nephew	8,896	80,017
Tesco	179,222	857,614
UK Royal Bank of Scotland	263,020	7,319,780
Vodafone Group	1,925,895	4,374,042
William Hill PLC	12,907	126,195
Wolseley	92,194	1,407,257
WPP Group	21,101	188,280

		91,951,412

United States (0.1%)
Autoliv	6,488	270,305

Venezuela (0.1%)
Cia Anonima ADR	11,679	231,478

Total Common Stocks (Cost $280,348,593)		310,219,546

EXCHANGE TRADED FUNDS (2.1%)
Daxex Index Fund	22,809	1,021,751
IShares Dow Jones Euro STOXX 50 **	37,735	1,230,406
IShares PLC - IFTSE 100	237,499	1,303,898
Nikkei 225	10,090	1,020,539
Tokyo Price Index	236,829	2,436,374

Total EXCHANGE TRADED FUNDS (Cost $6,442,665)		7,012,968

FOREIGN BONDS (0.5%)
Hungary (0.4%)
Hungary Government Bond, 5.50%, 02/12/14	108,310,000	419,523
Hungary Government Bond, 7.00%, 06/24/09	43,850,000	192,567
Hungary Government Bond, 6.75%, 02/12/13	53,010,000	225,109
Hungary Government Bond, 6.25%, 06/12/08	90,730,000	390,840

		1,228,039

Venezuela (0.1%)
Republic of Venezuela, 9.25%, 15/09/27,	301,000	282,413

Total FOREIGN BONDS (Cost $1,440,361)		1,510,452

REPURCHASE AGREEMENTS (3.0%)
Banc of America Securities, LLC (2.1%)
(Agreement Dated 08/31/04 to be repurchased at $7,064,294.33 collateralized by $5,295,000 (Value $7,261,479.18) U.S. Treasury Notes, 8.125%, due 08/15/19) 1.50%, 09/01//04	7,064	7,064,000

Morgan Stanley Securities, Inc. (0.9%)
(Agreement Dated 08/31/04 to be repurchased at $3,000,127.50 collateralized by $2,025,000 (Value $3,082,501.91) U.S. Treasury Notes, 9.875%, due 11/15/15) 1.53%, 09/01/04	3,000	3,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,064,000)		10,064,000

SECURITIES LENDING COLLATERAL (3.6%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	11,855,633	11,855,633

TOTAL SECURITIES LENDING (Cost $11,855,633)		11,855,633

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $310,151,252***)		$340,662,599

OTHER LIABILITIES IN EXCESS OF ASSETS – (2.7%)		$(8,879,192)

NET ASSETS – 100%		$332,783,407

NET ASSET VALUE PER SHARE
Institutional Shares ($331,094,619 ÷ 27,042,681 shares outstanding)		$12.24

Class A Shares ($1,203,255 ÷ 98,701 shares outstanding)		$12.19

Class C Shares ($485,533 ÷ 40,036 shares outstanding)	$12.13

*	Non-income producing securities.

**	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer

***	Aggregate cost for Federal income tax purposes is $313,021,929. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$33,531,470
Excess of Tax cost over value	$(5,890,800)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Diversified Real Estate Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
Real Estate Investment Trusts (93.9%)
Apartments (14.4%)
Archstone-Smith Trust	174,937	$5,466,780
Avalonbay Communities, Inc.	76,644	4,629,298
Equity Residential Property	124,500	4,032,555
Essex Property Trust, Inc.	67,410	4,971,488
Home Properties of New York, Inc.	91,860	3,704,714
United Dominion Realty Trust, Inc. *	163,570	3,472,591

		26,277,426

Diversified (7.1%)
Duke-Weeks Realty Corp.	131,728	4,478,752
Eastgroup Properties, Inc.	88,900	3,000,375
Vornado Realty Trust	87,000	5,460,120

		12,939,247

Health Care (6.7%)
Health Care Property Investors, Inc. *	109,840	2,784,444
Health Care REIT, Inc. *	48,630	1,653,420
Healthcare Realty Trust, Inc.	43,760	1,651,940
Nationwide Health Properties, Inc.	98,090	1,991,227
Senior Housing Properties Trust	71,930	1,258,775
Ventas, Inc.	106,000	2,899,100

		12,238,906

Hotel (6.3%)
Ashford Hospitality Trust	13,010	111,886
Hilton Hotels Corp.	144,530	2,579,861
Hospitality Properties Trust *	76,670	3,216,307
Starwood Hotels & Resorts Worldwide*	125,630	5,552,845

		11,460,899

Mortgage Real Estate Investment Trusts (2.1%)
Newcastle Investment Corp.	61,000	1,846,470
Thornburg Mortgage Asset Corp. *	66,000	1,920,600

		3,767,070

Office Properties (14.2%)
Alexandria Real Estate Equities, Inc.	58,820	3,811,536
American Realty Trust Group	96,740	1,359,197
Boston Properties, Inc.	74,200	4,116,615
CarrAmerica Realty Corp.	103,870	3,463,026
Corporate Office Properties Trust	155,310	4,107,950
Maguire Properties, Inc.	105,390	2,592,594
Prentiss Properties Trust	68,000	2,496,280
SL Green Realty Corp.	77,190	3,859,500

		25,806,698

Other (7.7%)
Capital Automotive Real Estate Investment Trust *	126,270	3,897,955
Istar Financial, Inc.	136,100	5,476,663

Lexington Corporate Properties Trust*	112,980	2,390,657
Realty Income	50,470	2,226,232

		13,991,507

Retail (26.7%)
Developers Diversified Realty Corp. *	150,020	5,657,254
Equity One, Inc.	130,410	2,584,726
Federal Realty Investment Trust *	38,890	1,764,828
General Growth Properties	191,810	5,786,908
Glimcher Realty Trust	97,740	2,476,732
Kimco Realty Corp.	107,910	5,430,031
Macerich Co.	119,260	6,499,670
Mills Corp.	53,440	2,722,234
Regency Centers Corp.	101,000	4,646,000
Simon Property Group, Inc.	132,500	7,413,375
Weingarten Realty Investors	108,960	3,663,235

		48,644,993

Storage (3.1%)
Public Storage, Inc. *	68,600	3,488,310
Sovran Self Storage, Inc.	54,120	2,145,858

		5,634,168

Warehouse/Industrial (5.6%)
AMB Property Corp.	60,000	2,241,000
First Industrial Realty Trust *	73,100	2,924,000
Prologis Trust	139,420	5,040,033

		10,205,033

Total Real Estate Investment Trusts (Cost $131,777,086)		170,965,947

Investment Companies (6.1%)
Goldman Sachs Financial Square Prime Obligations	4,469,861	4,469,861
Provident Blackrock Temp Fund	6,658,093	6,658,093

Total Investment Companies (Cost $11,127,954)		11,127,954

SECURITIES LENDING COLLATERAL (15.8%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	28,804,823	28,804,823

TOTAL SECURITIES LENDING (Cost $28,804,823)		28,804,823

TOTAL INVESTMENT IN SECURITIES – 115.8% (Cost $171,709,864**)		$210,898,724

OTHER LIABILITIES IN EXCESS OF ASSETS – (15.8%)		$(28,786,319)

NET ASSETS – 100%		$182,112,405

NET ASSET VALUE PER SHARE
Institutional Shares ($179,943,203 ÷ 12,194,810 shares outstanding)		$14.76

Class A Shares ($1,608,847 ÷ 109,596 shares outstanding)		$14.68

Class C Shares ($560,354 ÷ 38,266 shares outstanding)	$14.64

*	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

**	Aggregate cost for Federal income tax purposes is $171,731,344. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$39,427,482
Excess of tax cost over value	$(260,101)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Low Duration Bond Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
DOMESTIC CORPORATE BONDS (38.3%)
Banking & Financial Services (24.9%)
American Express Co., 5.50%, 09/12/06	750	$789,428
American General Finance, 3.00%, 11/15/06	850	847,951
Bear Stearns Co., Inc., 3.00%, 03/30/06	700	703,617
Countrywide Home Credit, 5.50%, 08/01/06	500	523,781
General Electric Capital Corp., 5.00%, 06/15/07	750	787,275
Genworth Financial, Inc., *1.67%, 06/15/07	750	751,181
Household Finance Corp., 6.50%, 01/24/06	750	790,241
Lehman Brothers Holdings, Inc., 6.625%, 02/05/06	800	842,491
Merrill Lynch, 3.375%, 09/14/07	700	702,076
Morgan Stanley Dean Witter, 6.10%, 04/15/06	700	737,968
Wells Fargo Co., 6.875%, 04/01/06	750	799,874

		8,275,883

Computer Systems & Equipment (2.5%)
IBM, 4.875%, 10/01/06	800	834,581

Consumer Staples (1.5%)
Pepsico, Inc., 3.20%, 05/15/07	500	503,196

Multimedia (2.2%)
Gannett Co., 5.50%, 04/01/07	700	743,178

Pharmaceuticals (2.3%)
Bristol-Myers Squibb, 4.75%, 10/01/06	750	778,073

Retail (2.4%)
Target Corp., 5.50%, 04/01/07	750	795,827

Utilities (2.5%)
National Rural Utilities, 6.00%, 05/15/06	800	843,814

TOTAL DOMESTIC CORPORATE BONDS (Cost $12,923,940)		12,774,552

AGENCY OBLIGATIONS (30.3%)
Federal Home Loan Bank (11.7%)
Notes

2.50%, 12/15/05	1,500	1,504,926
2.125%, 05/15/06	1,200	1,192,937
1.875%, 06/15/06	1,200	1,187,642

		3,885,505

Federal Home Loan Mortgage Corporation (6.4%)
Notes
1.50%, 08/15/05	1,400	1,392,759
2.40%, 03/29/07	750	742,036

		2,134,795

Federal National Mortgage Association (12.2%)
Notes
5.50%, 02/15/06	800	836,169
5.50%, 05/02/06	1,200	1,259,762
2.625%, 11/15/06	800	798,816
2.625%, 01/19/07	1,200	1,194,000

		4,088,747

TOTAL AGENCY OBLIGATIONS (Cost $10,188,367)		10,109,047

FOREIGN BONDS (2.4%)
Sovereign Agency (2.4%)
Province of Ontario, 3.35%, 07/16/07	300	302,111
Republic of Italy, 3.75%, 12/14/07	500	507,530

Total FOREIGN BONDS (Cost $799,198)		809,641

U.S. TREASURY OBLIGATIONS (25.3%)
U.S. Treasury Notes (25.3%)
Notes
1.25%, 05/31/05	1,350	1,344,516
1.50%, 02/28/05	1,100	1,099,141
1.50%, 07/31/05	1,700	1,693,826
1.625%, 09/30/05	1,600	1,594,438
1.875%, 11/30/05	1,200	1,197,563
2.375%, 08/15/06	1,500	1,500,470

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,475,224)		8,429,954

INVESTMENT COMPANIES (3.2%)
One Group Prime Money Market	1,075,502	1,075,502

Institutional Fund
TOTAL INVESTMENT COMPANIES (Cost $1,075,502)		1,075,502

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $33,462,231**)		$33,198,696

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		$150,199

NET ASSETS – 100%		$33,348,895

NET ASSET VALUE PER SHARE
Institutional Shares ($33,325,600 ÷ 3,359,124 shares outstanding)		$9.92

Class A Shares ($11,656 ÷ 1,175 shares outstanding)		$9.92

Class C Shares ($11,638 ÷ 1,173 shares outstanding)	$9.92

*	The rates shown are as of August 31, 2004.

**	Aggregate cost for Federal income tax purposes is $33,464,014. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$23,981
Excess of tax cost over value	$(289,299)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Limited Maturity Bond Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Par	Value
	(000)
AGENCY OBLIGATIONS (32.5%)
Federal Farm Credit Bank (2.2%)
Notes
2.50%, 11/15/05	2,325	$2,333,719
2.25%, 09/01/06	1,500	1,488,750

		3,822,469

Federal Home Loan Bank (5.9%)
Notes
3.625%, 11/14/08	5,000	5,025,000
5.125%, 03/06/06*	5,000	5,206,250

		10,231,250

Federal Home Loan Mortgage Corporation (5.4%)
Mortgage Backed Securities
6.00%, 04/01/14, (Pool #E76190)	1,870	1,969,629
5.50%, 10/01/16, (Pool #E01042)	964	999,981
Notes
2.70%, 03/16/07	2,500	2,492,738
5.75%, 03/15/09*	3,500	3,819,375

		9,281,723

Federal National Mortgage Association (16.7%)
Mortgage Backed Securities
6.50%, 11/01/13, (Pool #252098)	838	891,616
6.00%, 04/01/14, (Pool #484807)	318	334,621
6.50%, 04/01/14, (Pool #323654)	1,465	1,557,924
6.00%, 01/01/17, (Pool #624250)	1,756	1,846,768
5.50%, 10/01/17, (Pool #657376)	1,565	1,623,990
Notes
5.50%, 02/15/06	3,800	3,971,000
5.50%, 05/02/06	3,300	3,465,000
2.625%, 11/15/06	4,300	4,294,625
2.125%, 04/15/06*	3,200	3,184,000
3.25%, 11/15/07*	4,000	4,020,000
4.00%, 09/02/08*	3,500	3,565,625

		28,755,169

Government National Mortgage Association (2.3%)
Mortgage Backed Securities
6.00%, 06/15/13, (Pool #456934)	564	595,705
6.00%, 07/15/13, (Pool #433894)	891	940,984
6.50%, 06/15/14, (Pool #510976)	229	243,931
6.50%, 11/15/15, (Pool #479694)	242	258,105
5.50%, 09/15/16, (Pool #564803)	769	803,160
5.50%, 10/15/16, (Pool #570640)	51	52,871
6.00%, 04/15/17, (Pool #552489)	820	866,816
4.50%, 11/15/17, (Pool #595163)	275	276,687

		4,038,259

TOTAL AGENCY OBLIGATIONS (Cost $55,311,484)		56,128,870

ASSET BACKED SECURITIES (2.6%)

Aria CDO I LTD., 3.13%, 10/07/09**	850	850,935
Carat 2003-2 A3A, 1.44%, 02/15/07	1,034	1,029,581
Harot 2003-3 A2, 1.52%, 04/21/06	1,378	1,375,796
Walt 2003-1 A2A, 1.40%, 04/15/06	1,278	1,275,704

TOTAL ASSET BACKED SECURITIES (Cost $4,538,833)		4,532,016

DOMESTIC CORPORATE BONDS (44.8%)
Auto (2.2%)
General Motors Acceptance Corp. *, 5.625%, 05/15/09	3,750	3,815,625

Banking (2.1%)
U.S. Central Credit Union, 2.75%, 05/30/08	2,000	1,957,500
Washington Mutual, Inc., 2.40%, 11/03/05	1,700	1,691,500

		3,649,000

Banking & Financial Services (18.8%)
American Express Credit, 3.00%, 05/16/08	3,500	3,438,749
American General Finance, 3.00%, 11/15/06	3,400	3,391,499
Bear Stearns Co., Inc., 3.00%, 03/30/06	3,000	3,015,000
Caterpiller Financial Services Corp., 4.875%, 06/15/07	2,500	2,612,773
Citigroup, Inc. *, 3.625%, 02/09/09	1,350	1,348,313
Countrywide Home Credit, 5.50%, 08/01/06	2,000	2,095,000
General Electric Capital Corp., 2.75%, 09/25/06	2,000	2,000,000
Genworth Financial, Inc., 1.67%, ** 06/15/07	3,000	3,003,750
Household Finance Corp., 5.75%, 01/30/07	2,000	2,127,500
Lehman Brothers Holdings, 6.25%, 05/15/06	2,500	2,643,750
MBNA Corp., 6.25%, 01/17/07	2,000	2,135,000
Merrill Lynch, 4.125%, 01/15/09	2,500	2,531,250
Morgan Stanley, 3.625%, 04/01/08	2,000	2,002,500

		32,345,084

Computers (4.2%)
Hewlett Packard Co., 7.15%, 06/15/05	3,350	3,479,812
IBM, 4.375%, 06/01/09	2,600	2,665,000
Unisys Corp., 8.125%, 06/01/06	1,000	1,065,000

		7,209,812

Consumer Goods (0.6%)
American Standard Co., 7.375%, 04/15/05	1,000	1,033,750

Consumer Staples (1.2%)
Pepsico, Inc., 3.20%, 05/15/07	2,000	2,012,500

Entertainment (0.9%)
Time Warner, 6.125%, 04/15/06	1,500	1,577,267

Food & Beverage (1.5%)
Kellogg Co., 6.00%, 04/01/06	1,000	1,051,201
Safeway, Inc., 2.50%, 11/01/05	1,500	1,498,125

		2,549,326

Health Care (0.6%)
United Health Group, Inc., 3.375%, 08/15/07	1,000	1,003,750

Hotels & Lodging (0.6%)
Park Place Entertainment *, 7.875%, 12/15/05	1,000	1,056,250

Machinery & Equipment (1.2%)
John Deere, 4.125%, 07/15/05	2,100	2,134,125

Manufacturing (1.4%)
3M Employee Stock Ownership, 5.62%, 07/15/09	788	837,690
Masco Corp., 6.75%, 03/15/06	1,500	1,590,000

		2,427,690

Multimedia (1.2%)
Gannett Co., 5.50%, 04/01/07	2,000	2,122,500

Oil & Exploration (0.9%)
Conoco Funding, 5.45%, 10/15/06, 5.45%, 10/15/06	1,500	1,580,625

Pharmaceuticals (2.1%)
Bristol-Myers Squibb, 4.00%, 08/15/08	2,000	2,027,500
Merck & Co., Inc., 4.125%, 01/18/05	1,500	1,513,125

		3,540,625

Retail (1.3%)
May Department Stores Co., 3.95%, 07/15/07	500	506,250
Target Corp., 3.375%, 03/01/08	1,750	1,750,000

		2,256,250

Retail Stores (0.6%)
J.C. Penny & Co., Inc., 7.60%, 04/01/07	1,000	1,095,000

Special Purpose Entity (0.3%)
Brascan Sels Cports, 5.55%, 10/31/09**	550	550,000

Telecommunication (1.1%)
New York Telephone Co., 6.00%, 04/15/08	800	852,000
Vimpelcom, 10.00%, 06/16/09,	1,000	1,055,000

		1,907,000

Utilities - Electrical & Electronic (2.0%)
Public Service Co. of Colorado, 4.375%, 10/01/08	1,600	1,640,000
Virginia Electric Power Co., 5.75%, 03/31/06	1,700	1,778,625

		3,418,625

TOTAL DOMESTIC CORPORATE BONDS (Cost $76,711,571)		77,284,804

FOREIGN BONDS (3.7%)
Sovereign Agency (3.7%)
Japan Bank for International Cooperation, 7.125%, 06/20/05	2,500	2,591,565
Province Of Ontario, 3.35%, 07/16/07	1,700	1,712,750
Republic Of Italy, 3.75%, 12/14/07	2,000	2,030,000

TOTAL FOREIGN BONDS (Cost $6,194,306)		6,334,315

INVESTMENT COMPANIES (1.4%)
Management investment, open-end - Mutual Funds (1.4%)
One Group Prime Money Market Institutional Fund	2,339,996	2,339,996

TOTAL INVESTMENT COMPANIES (Cost $2,339,996)		2,339,996

U.S. TREASURY OBLIGATIONS (14.3%)
U.S. Treasury Notes (14.3%)
Notes
1.125%, 06/30/05	2,000	1,987,500
1.875%, 01/31/06	2,000	1,993,126
2.00%, 08/31/05*	5,000	5,006,250
6.875%, 05/15/06*	3,500	3,769,476
3.00%, 02/15/08*	5,000	5,019,535
3.00%, 02/15/09*	7,000	6,947,500

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,426,892)		24,723,387

SECURITIES LENDING COLLATERAL (25.0%)
Investment in Securities Lending Short Term Investment Portfolio held by Credit Suisse - First Boston (Note 2)	43,149,537	43,149,537
TOTAL SECURITIES LENDING COLLATERAL (Cost $43,149,537)		43,149,537

TOTAL INVESTMENT IN SECURITIES — 124.3% (Cost $212,672,618***)		214,492,925
OTHER LIABILITIES IN SECURITIES – (24.3)%		(41,946,236)

NET ASSETS—100%		172,546,689

NET ASSET VALUE PER SHARE
Institutional Shares (168,714,759 ÷ 16,192,869 shares outstanding)		$10.42

Class A Shares (2,777,058 ÷ 266,590 shares outstanding)	$10.42

Class C Shares (1,054,871 ÷ 101,338 shares outstanding)	$10.41

*	Certain share amounts are temporarily on loan to an unaffiliated broker/dealer

**	The coupon rates shown on floating rates notes are the rates at August 31, 2004.

***	Aggregate cost for Federal income tax purposes is $212,677,469. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,009,821
Excess of Tax cost over value	$(194,365)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Total Return Bond Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Par	Value
	(000)
AGENCY OBLIGATIONS (47.5%)
Federal Home Loan Mortgage Corporation (22.2%)
Mortgage Backed Securities
6.00%, 02/01/14, (Pool #E74547)	250	$263,556
6.00%, 08/01/17, (Pool #E01184)	1,607	1,690,160
5.50%, 10/01/18, (Pool #B10292)	3,180	3,295,872
4.50%, 11/01/18, (Pool #E01489)	3,731	3,740,247
5.00%, 11/01/18, (Pool #E01490)	3,720	3,797,518
5.00%, 01/01/19, (Pool #E01545)	3,342	3,411,488
7.50%, 07/01/26, (Pool #D72963)	13	14,250
7.50%, 10/01/27, (Pool #D82914)	23	25,308
7.00%, 11/01/27, (Pool #D83947)	174	186,290
8.00%, 10/01/29, (Pool #C00879)	18	20,090
8.00%, 06/01/30, (Pool #C39741)	20	21,735
7.50%, 09/01/30, (Pool #G01131)	13	13,763
8.00%, 09/01/30, (Pool #C41949)	2	2,505
8.00%, 12/01/30, (Pool #C45813)	2	1,760
8.00%, 05/01/31, (Pool #C01198)	10	10,512
7.00%, 04/01/32, (Pool #G01391)	1,185	1,265,711
5.50%, 04/01/33, (Pool #C78010)	2,235	2,278,946
6.00%, 12/01/33, (Pool # A16817)	3,497	3,621,137
Notes
2.70%, 03/16/07	2,500	2,492,738
5.875%, 03/21/11	2,800	3,048,500

		29,202,086

Federal National Mortgage Association (22.9%)
Mortgage Backed Securities
7.50%, 10/01/07, (Pool #177233)	4	4,439
6.00%, 01/01/09, (Pool #265989)	222	234,690
7.00%, 04/01/11, (Pool #338884)	38	40,133
6.00%, 12/01/16, (Pool #614235)	86	90,095
6.50%, 03/01/17, (Pool #636496)	319	339,251
6.00%, 06/01/17, (Pool #641209)	743	780,834
6.50%, 07/01/17, (Pool #555095)	1,217	1,294,004
5.50%, 10/01/18, (Pool #747773)	2,704	2,805,770
5.50%, 03/01/19, (Pool # 255159)	2,614	2,711,649
7.50%, 08/01/26, (Pool #349416)	16	17,416
8.00%, 09/01/26, (Pool #250675)	29	31,907
7.00%, 04/01/27, (Pool #313458)	31	33,706
8.00%, 08/01/27, (Pool #392496)	97	105,407
8.00%, 09/01/27, (Pool #398392)	4	4,777
7.00%, 10/01/27, (Pool #398928)	9	9,683
7.50%, 10/01/27, (Pool #396031)	97	104,170
7.50%, 10/01/27, (Pool #395593)	60	64,712
8.00%, 10/01/27, (Pool #331320)	11	11,557
8.00%, 10/01/27, (Pool #395770)	1	714
7.00%, 11/01/27, (Pool #251286)	59	62,855
7.00%, 03/01/29, (Pool #491183)	276	294,763
7.50%, 10/01/29, (Pool #252806)	122	130,832
7.50%, 04/01/30, (Pool #534171)	9	9,739
7.50%, 08/01/30, (Pool #539623)	39	41,880
7.50%, 01/01/31, (Pool #562502)	4	4,508

7.50%, 04/01/31, (Pool #576245)	13	13,989
7.50%, 04/01/31, (Pool #577475)	1	964
7.00%, 07/01/31, (Pool #253907)	575	614,829
7.50%, 07/01/31, (Pool #592239)	75	80,837
7.50%, 08/01/31, (Pool #545137)	62	66,156
6.50%, 02/01/32, (Pool #254199)	1,533	1,615,220
6.50%, 10/01/32, (Pool #254479)	1,981	2,087,420
6.50%, 03/01/33, (Pool #254677)	1,387	1,461,463
5.50%, 05/01/33, (Pool #702400)	870	886,524
5.50%, 06/01/33, (Pool #709701)	2,001	2,037,676
5.50%, 01/01/34, (Pool #761893)	3,653	3,720,579
Notes
5.50%, 02/15/06	2,250	2,351,250
2.625%, 11/15/06	2,250	2,247,188
4.375%, 09/15/12	1,000	1,002,500
4.625%, 05/01/13	2,750	2,729,375

		30,145,461

Government National Mortgage Association (2.4%)
Mortgage Backed Securities
7.00%, 02/15/12, (Pool #393360)	41	43,396
9.00%, 05/15/16, (Pool #163606)	1	1,494
9.00%, 11/15/16, (Pool #181127)	30	33,810
7.00%, 02/15/17, (Pool #555869)	357	380,484
8.00%, 05/15/17, (Pool #180719)	7	7,650
8.00%, 05/15/17, (Pool #217626)	4	4,669
9.00%, 04/15/18, (Pool #236277)	3	2,890
10.00%, 05/15/19, (Pool #274305)	9	10,745
9.00%, 11/15/19, (Pool #247019)	16	18,102
9.00%, 06/15/21, (Pool #309078)	55	62,086
9.00%, 06/15/21, (Pool #305720)	18	19,905
9.00%, 07/15/21, (Pool #309027)	12	13,380
9.00%, 08/15/21, (Pool #306259)	33	37,280
9.00%, 09/15/21, (Pool #308283)	8	8,956
9.00%, 09/15/21, (Pool #308920)	19	21,992
9.00%, 09/15/21, (Pool #305911)	15	16,898
9.00%, 09/15/21, (Pool #313023)	2	2,124
9.00%, 09/15/21, (Pool #314939)	4	4,449
9.00%, 09/15/21, (Pool #272061)	7	7,366
8.00%, 02/15/23, (Pool #332531)	96	106,217
7.00%, 05/20/24, (Pool #1716)	14	15,146
7.00%, 10/15/25, (Pool #409958)	34	36,545
7.00%, 01/15/26, (Pool #382719)	18	19,311
6.50%, 02/15/26, (Pool #425085)	21	21,786
6.50%, 02/15/26, (Pool #405214)	27	28,137
7.00%, 02/15/26, (Pool #421686)	189	202,665
6.50%, 03/15/26, (Pool #395468)	9	9,249
7.00%, 01/15/27, (Pool #436748)	40	42,756
7.00%, 02/15/27, (Pool #428935)	90	96,083
7.00%, 08/15/27, (Pool #443508)	18	19,242
8.50%, 08/15/27, (Pool #453213)	38	41,251
7.00%, 09/15/27, (Pool #453980)	42	44,838
8.00%, 09/15/27, (Pool #453740)	13	13,767
7.00%, 10/15/27, (Pool #453576)	12	12,781
7.00%, 10/15/27, (Pool #445227)	61	65,016
7.00%, 10/15/27, (Pool #455319)	24	25,974
7.00%, 11/15/27, (Pool #452737)	103	110,639
7.00%, 12/15/27, (Pool #443780)	13	13,429
7.00%, 04/15/28, (Pool #471672)	4	3,868
6.50%, 07/15/28, (Pool #468090)	99	104,727
6.50%, 12/15/28, (Pool #471541)	110	116,710
6.50%, 01/15/29, (Pool #490890)	164	173,635

7.50%, 10/15/29, (Pool #521954)	41	44,764
7.50%, 01/15/32, (Pool #579142)	384	414,090
6.50%, 04/15/32, (Pool #587032)	623	659,072

		3,139,374

TOTAL AGENCY OBLIGATIONS (Cost $61,826,833)		62,486,921

ASSET BACKED SECURITIES (1.4%)
Carat 2003-2 A3A, 1.44%, 02/15/07	945	941,331
Walt 2003-1 A2A, 1.40%, 04/15/06	941	939,993

Total ASSET BACKED SECURITIES (Cost $1,886,358)		1,881,324

DOMESTIC CORPORATE BONDS (37.3%)
Auto (2.3%)
General Motors Acceptance Corp., 6.875%, 08/28/12	1,500	1,558,125
General Motors Acceptance Corp. **, 5.625%, 05/15/09	1,500	1,526,250

		3,084,375

Banking & Financial Services (12.2%)
American Express Credit Corp. 7.45%, 08/10/05	1,000	1,047,080
Bear Sterns, 7.625%, 12/07/09	2,000	2,329,999
Citigroup, Inc., 4.125%, 06/30/05	1,650	1,674,750
Countrywide Home Loan, * 1.91%, 08/25/06	1,200	1,200,000
GE Capital Corp., 6.75%, 03/15/32	1,300	1,482,000
General Electric Capital Corp. **, 5.00%, 06/15/07	1,000	1,050,000
Goldman Sachs Group, Inc. **, 6.125%, 02/15/33	1,700	1,708,500
Household Finance Corp., 5.75%, 01/30/07	500	531,875
Household Finance Corp., 6.75%, 05/15/11	675	759,349
MBNA Corp., 6.25%, 01/17/07	1,250	1,334,375
Merrill Lynch, 4.125%, 01/15/09	1,225	1,240,313
Merrill Lynch, 6.875%, 11/15/18	1,500	1,713,749

		16,071,990

Beverages (2.5%)
Anheuser Busch Cos., Inc., 5.00%, 03/01/19	1,000	985,000
Cia Brasil de Bebidas, 8.75%, 09/15/13	700	806,750
Coca-Cola Enterprises, 6.95%, 11/15/26	1,300	1,504,750

		3,296,500

Building - Residential & Commercial (0.6%)
D.R. Horton. Inc., 7.50%, 12/01/07	700	773,500

Chemicals (0.7%)

E.I. DU Pont DE Nemours, 4.125%, 04/30/10	900	905,625

Computers (2.9%)
IBM, 4.375%, 06/01/09	700	717,500
IBM, 7.00%, 10/30/25	2,000	2,329,291
Unisys Corp., 8.125%, 06/01/06	665	708,225

		3,755,016

Consumer Goods (0.6%)
American Standard Co., 7.375%, 04/15/05	725	749,469

Drugs (0.9%)
Wyeth, 5.25%, 03/15/13	1,150	1,160,063

Entertainment (1.0%)
Royal Caribbean Cruises, 8.25%, 04/01/05	665	689,106
Time Warner, 6.125%, 04/15/06	650	683,482

		1,372,588

Hotels & Lodging (1.1%)
Park Place Entertainment **, 7.875%, 12/15/05	755	797,469
Starwood Hotels, 7.375%, 05/01/07	665	714,875

		1,512,344

Insurance (2.8%)
Allstate Corp., 5.00%, 08/15/14	1,000	1,005,000
American General Finance, 3.00%, 11/15/06	1,425	1,421,438
American General Finance, 4.625%, 09/01/10	1,000	1,012,500
GE Global Insurance, 7.00%, 02/15/26	215	234,350

		3,673,288

Leasing (0.6%)
United Rental **, 7.75%, 11/15/13	800	748,000

Machinery & Equipment (2.4%)
Caterpillar, 7.30%, 05/01/31	1,250	1,539,063
John Deere, 4.125%, 07/15/05	1,600	1,626,000

		3,165,063

Oil & Exploration (0.6%)
Tesoro Petroleum Corp., 8.00%, 04/15/08	675	729,000

Paper & Forest Products (0.6%)
Sino Forest Corp., 9.125%, 08/17/11	715	737,344

Printing & Publishing (0.3%)
Dex Media West, 8.50%, 08/15/10	390	441,188

Retail Stores (1.1%)

J.C. Penny & Co., Inc., 7.60%, 04/01/07	700	766,500
Saks, Inc., 7.50%, 12/01/10	655	694,300

		1,460,800

Special Purpose Entity (0.8%)
Aria CDO I LTD., * 3.13%, 10/07/09	650	650,715
Brascan Sels Cports, * 5.55%, 10/31/09	450	450,000

		1,100,715

Telecommunications (2.8%)
Hutchison Whampoa Intl., 5.45%, 11/24/10	900	927,000
Innova, 9.375%, 09/19/13	500	547,500
Verizon New Jersey, Inc., 5.875%, 01/17/12	1,400	1,487,500
Vimpelcom, 10.00%, 06/16/09	650	685,750

		3,647,750

Utilities - Electrical & Electronic (0.5%)
Public Service Co. of Colorado, 4.375%, 10/01/08	650	666,250

TOTAL DOMESTIC CORPORATE BONDS (Cost $48,019,799)		49,050,868

FOREIGN BONDS (2.3%)
Sovereign Agency (2.3%)
Brazil de Republic, 9.25%, 10/22/10	725	759,438
Republic of Italy, 3.75%, 12/14/07	1,500	1,522,500
Ukraine Government, 7.65%, 06/11/13	725	736,781

TOTAL FOREIGN BONDS (Cost $2,925,686)		3,018,719

U.S. TREASURY OBLIGATIONS (10.0%)
U.S. Treasury Notes (10.0%)
Notes **, 6.50%, 08/15/05	2,400	2,503,392
Notes 6.875%, 05/15/06	1,500	1,615,490
Notes **, 4.00%, 02/15/14	2,650	2,626,813
Notes **, 6.75%, 08/15/26	5,175	6,390,296

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,786,576)		13,135,991

INVESTMENT COMPANIES (0.9%)
One Group Prime Money Market	1,156,726	1,156,726

Institutional Fund
TOTAL INVESTMENT COMPANIES (Cost $1,156,726)		1,156,726

SECURITIES LENDING COLLATERAL (9.6%)
Investment in Securities Lending Short	12,591,191	12,591,191

Term Investment Portfolio held by Credit
Suisse - First Boston (Note 2)
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,591,191)	12,591,191

TOTAL INVESTMENT IN SECURITIES – 109.0% (Cost $141,193,169***)	$143,321,740

OTHER LIABILITIES IN EXCESS OF ASSETS – (9.0%)	$(11,894,711)

NET ASSETS – 100%	$131,427,029

NET ASSET VALUE PER SHARE
Institutional Shares ($130,099,345 ÷ 13,048,596 shares outstanding)	$9.97

Class A Shares ($902841 ÷ 90,531 shares outstanding)	$9.97

Class C Shares ($424,841 ÷ 42,626 shares outstanding)	$9.97

*	The rates shown are as of August 31, 2004.

**	Certain Amounts are temporarily on loan to an unaffiliated broker/dealer.

***	Aggregate cost for Federal income tax purposes is $141,235,671. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,501,448
Excess of tax cost over value	$(415,377)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Maryland Tax-Exempt Bond Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Par	Value
	(000)
MUNICIPAL BONDS (98.4%)
District of Columbia (2.6%)
Washington D.C., Metropolitan Transit Authority, Gross Revenue INS: MBIA, 5.00%, 07/01/10	300	$332,526
Washington D.C., Metropolitan Transit Authority, RB, INS: FGIC, 6.00%, 07/01/09	600	688,446
Washington DC Metro Area, Transit Authority, RB, Refunding, INS: MBIA, 5.00%, 01/01/12	500	553,875

		1,574,847

Maryland (92.5%)
Annapolis, GO, CPI, 5.00%, 11/01/16	440	469,616
Anne Arundel County, GO 5.00%, 03/01/16	750	822,803
5.25%, 03/01/18	1,000	1,106,150
Baltimore City, GO, CPI, INS:FGIC, Unrefunded, 5.00%, 10/15/16	80	84,494
Baltimore City, GO, CPI, INS: FGIC, Prerefunded 4/15/08 @ 101, 5.00%, 10/15/16	420	463,919
Baltimore City, GO, INS: MBIA, 7.00%, 10/15/10	450	552,429
Baltimore City, RB, Waste Water Project, INS: FGIC 5.90%, 07/01/13	1,000	1,185,869
5.00%, 07/01/22	1,000	1,081,280
Baltimore City, RB, Waste Water Project, INS: FGIC, Prerefunded 06/1/06 @ 101, 5.50%, 07/01/26	300	339,222
Baltimore County Metropolitan District, 65th Service, GO, 5.50%, 06/01/13	440	473,752
Baltimore County, COP, Equipment Acquisition Program, 5.00%, 08/01/07	250	270,293
Baltimore County, GO 5.00%, 08/01/11	750	840,495
5.125%, 08/01/12	500	548,035
Baltimore, COP, Board of Education Administration, INS: MBIA, 5.25%, 04/01/07	500	539,180

Cecil County, GO, CPI, 5.00%, 08/01/09	655	722,570
Charles County, GO, 5.70%, 03/01/10	750	772,260
Frederick, GO 5.00%, 12/01/08	500	552,360
5.25%, 07/01/12	250	276,785
Frederick County, GO, 5.00%, 12/01/08	400	442,056
Gaithersburg, Hospital Facilities, Shady Grove Hospital RB, INS: FSA, 5.50%, 09/01/15	1,515	1,595,415
Harford County, GO, CPI, UT 5.50%, 12/01/07	920	1,019,415
5.00%, 12/01/14	125	138,435
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102, 5.00%, 12/01/14	125	134,816
Howard County, GO, CPI, 5.00%, 02/15/06	650	681,740
Maryland Environmental Services—Cecil County, RB, Landfill Project 5.125%, 09/01/10	180	197,734
5.30%, 09/01/12	250	273,053
Maryland National Capital Park & Planning Commission — Prince George’s County, GO, Unrefunded Balance 6.25%, 01/15/05	200	203,642
5.375%, 01/15/14	450	489,767
Maryland State & Local Facilities, GO, GPI 5.25%, 06/15/06	500	531,400
5.25%, 02/01/08,	680	747,313
5.50%, 03/01/08	2,500	2,772,474
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Infrastructure, INS: MBIA, 5.125%, 06/01/17	325	351,338
5.15%, 06/01/22	390	408,513
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Multi-family, 5.05%, 05/15/18	140	143,776
Maryland State Community Development, RB, Administration Department of Housing & Community Development, Single Family, 5.30%, 09/01/10	240	251,122
Maryland State Department of Transportation, RB, 5.00%, 02/01/06	500	523,620

Maryland State Economic Development, RB, Corporate Lease, Maryland Department of Transportation Headquarters, 5.00%, 06/01/15	450	492,336
Maryland State Economic Development, RB, Infrastructure, University of Maryland-College Park Project, INS: AMBAC 5.375%, 07/01/14	500	554,870
5.00%, 07/01/19	220	233,829
Maryland State Health & Higher Education Facilities Authority, RB Calvert Health Systems, 5.50%, 07/01/39	1,250	1,271,737
Maryland State Health & Higher Education Facilities Authority, RB Goucher College, 5.375%, 07/01/25	500	524,280
Maryland State Health & Higher Educational Facilities Authority, College of Notre Dame, INS: MBIA, 5.30%, 10/01/18	460	528,706
Maryland State Health & Higher Educational Facilities Authority, RB, Board of Child Care 5.50%, 07/01/13	800	893,592
5.375%, 07/01/32	500	518,870
Maryland State Health & Higher Educational Facilities Authority, RB, Helix Health System Inc., INS: AMBAC, ETM, 5.125%, 07/01/11	600	676,980
5.125%, 07/01/12	555	628,027
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins University, 5.125%, 07/01/11	600	657,384
Maryland State Health & Higher Educational Facilities Authority, RB, Johns Hopkins Hospital 5.125%, 07/01/20	500	532,950
5.125%, 11/15/34	750	763,433
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins Hospital, 5.00%, 05/15/09	400	434,080
Maryland State Health & Higher Educational Facilities Authority, RB, Refunding, Johns Hopkins University, 5.00%, 07/01/11	500	557,710
5.25%, 07/01/16	750	819,083
5.25%, 07/01/17	500	544,535
5.625%, 07/01/17	500	545,360

Maryland State Health & Higher Educational Facilities Authority, Suburban Hospital, RB, Refunding 5.50%, 07/01/16	750	818,333
Maryland State Industrial Development, RB, IDA, American Center for Physics, SPA: American Institute of Physics, 5.25%, 12/15/14	500	554,105
Maryland State Industrial Development, RB, National Aquarium Baltimore, 5.50%, 11/01/17	750	836,475
Maryland State Stadium Authority, RB, Convention Center Expansion, INS: AMBAC 5.75%, 12/15/08	335	345,847
5.80%, 12/15/09	535	552,398
Convention Center Expansion, INS: AMBAC, 5.80%, 12/15/09
Maryland State Stadium Authority, Sports Facility, RB, INS: AMBAC, 5.75%, 03/01/18	1,000	1,064,190
Maryland State Transportation Authority, RB, 5.80%, 07/01/06	775	831,924
Montgomery County Revenue Authority, RB, Olney Indoor Swim Project, 5.25%, 10/01/12	250	255,650
Montgomery County, COP, GPI, Equipment Acquisition Program, 4.50%, 06/01/06	500	523,685
Montgomery County, RB, Economic Development Revenue, Trinity Health Care Group, 5.50%, 12/01/16	930	1,032,979
Montgomery County, RB, Housing Opportunity Community Housing Multi-Family, Avalon Knoll, FNMA COLL, 5.70%, 07/01/10	150	158,189
Montgomery County, GO, CPI, 5.75%, 07/01/06	400	429,172
New Baltimore School Board, RB, 4.85%, 11/01/11	450	490,941
5.125%, 11/01/14	455	496,428
Ocean City, GO, INS: FGIC, 5.00%, 03/01/09	450	495,932
Prince George’s County Housing Authority, Multifamily, RB, 7.00%, 04/15/19	500	512,355
Prince George’s County, GO, CPI, INS: FSA 5.00%, 05/15/07	525	565,751

5.00%, 10/01/12	500	545,130
Prince George’s County, GO, INS: MBIA 5.20%, 03/15/08	500	526,625
5.25%, 03/15/15	400	436,280
Prince George’s County, RB, IDA, Hyattsville District Court Facility, 6.00%, 07/01/09	675	691,922
Queen Anne’s County, GO, INS: FGIC, 5.00%, 11/15/10	400	445,896
Saint Mary’s College, Academic Fees, RB, INS: AMBAC, 5.55%, 09/01/30	500	534,000
Saint Mary’s County, GO, Prerefunded 10/1/09 @ 101, 5.50%, 10/01/14	1,000	1,145,859
Saint Mary’s County, GO, Refunding, CPI, 5.00%, 10/01/09	145	160,577
Saint Mary’s County, GO, Refunding, St. Mary’s Hospital, 5.00%, 10/01/09	880	974,538
Talbot County, GO, 5.00%, 03/15/12	480	534,706
University of Maryland SYS, RB, Auxiliary Facilities & Tuition, 5.40%, 04/01/07	300	318,522
University of Maryland SYS, RB, Auxiliary Facilities & Tuition 5.40%, 04/01/07	300	318,522
5.00%, 04/01/08	500	544,485
5.125%, 04/01/13	400	427,204
5.00%, 04/01/15	500	524,660
Washington County, GO, INS: FGIC, 5.00%, 01/01/16	675	718,592
5.50%, 01/01/20	300	330,336
Washington Suburban Sanitary District, GO, General Construction, 5.25%, 06/01/24	440	466,096
Washington Suburban Sanitary District, GO, General Construction, Prerefunded 06/01/07 @ 102, 5.00%, 06/01/09	500	544,380
Wicomico County, GO, INS: FGIC, 5.00%, 02/01/15	755	804,838
Worcester County, GO, 5.20%, 08/01/08	1,310	1,402,092

		55,225,995

Puerto Rico (3.3%)
Children’s Trust Fund, RB, Puerto Rico Tobacco, Prerefunded 07/1/10 @ 100, 6.00%, 07/01/26	750	875,993
Puerto Rico Electric Power Authority, Series AA, RB, INS: MBIA, 5.40%, 07/01/13	1,000	1,095,240

		1,971,233

TOTAL MUNICIPAL BONDS (Cost $55,904,172)		58,772,075

INVESTMENT COMPANIES (0.6%)
Black Rock Provident Institutional Funds - MuniFund	196	195,814
Goldman Sachs Financial Square Tax-Free Money Market Fund	173	172,799

TOTAL INVESTMENT COMPANIES (Cost $368,613)		368,613

TOTAL INVESTMENT IN SECURITIES – 99.0%		$59,140,688

(Cost $56,272,785*)
OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		$588,804

NET ASSETS – 100%		$59,729,492

		Value
NET ASSET VALUE PER SHARE
Institutional Shares
($58,282,810 ÷ 5,196,920 shares outstanding)		$11.21

Class A Shares
($1,201,729 ÷ 107,157 shares outstanding)		$11.21

Class C Shares
($244,954 ÷ 21,835 shares outstanding)		$11.22

*	Aggregate cost for Federal income tax purposes is $56,272,785. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,953,726
Excess of tax cost over value	$(85,823)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

Tax-Exempt Limited Maturity Bond Fund

Statement of Net Assets

August 31, 2004

(Unaudited)

	Shares	Value
MUNICIPAL BONDS (94.8%)
Alabama (1.1%)
Alabama State Department of Docks Facility, RB, INS: MBIA, 6.00%, 10/01/06	1,410	$1,529,921

Arizona (0.9%)
University of Arizona, RB, INS: FSA, 5.25%, 06/01/09	1,050	1,169,921

Arkansas (1.8%)
Arkansas State, 5.50%, 08/01/08	2,250	2,507,085

Colorado (2.6%)
Arapahoe County School District No. 5, GO, SAW, Cherry Creek, 5.25%, 12/15/07	1,000	1,092,740
Jefferson County School District, GO, INS: MBIA, 5.25%, 12/15/05	1,230	1,287,416
Regional Transportation District, RB, Sales Tax Revenue, INS: AMBAC, 5.25%, 11/01/11	1,000	1,124,780

		3,504,936

Connecticut (3.9%)
Connecticut State Split Tax Obligations, MBIA, Prerefunded 10/1/06 @ 101, 5.50%, 10/01/12	2,325	2,527,019
Connecticut State, GO, Refunding, 5.25%, 12/15/07	1,800	1,972,926
Stamford, GO, Refunding Bonds, 4.30%, 07/15/11	750	805,740

		5,305,685

Florida (8.1%)
Florida State Board of Education Capital Outlay, GO, Prerefunded 6/1/05 @101, 5.875%, 06/01/12	1,775	1,851,822
Florida State Board of Education Public Education, GO, 5.00%, 06/01/07	2,000	2,154,940
Florida State Education University System, RB, INS: AMBAC, 5.00%, 07/01/07	2,500	2,699,400
Florida State, RB, Dept. of Environmental Protection, INS: AMBAC, 5.50%, 07/01/06	2,000	2,135,400
Florida State, RB, Dept. of Environmental Protection, INS: AMBAC, 5.75%, 07/01/07	1,000	1,100,250

St. Lucie County, RB, INS: MBIA, 5.50%, 04/01/10	1,000	1,134,090

		11,075,902

Georgia (2.3%)
DeKalb County Development Authority, RB, Emory University Project, 5.375%, 11/01/05	1,000	1,044,420
Georgia State, GO, 5.50%, 08/01/06	2,000	2,142,280

		3,186,700

Hawaii (0.8%)
Honolulu City & County Board Water Supply System, MBIA-IBC, RB, 5.80%, 07/01/21	1,000	1,085,240

Illinois (1.3%)
University of Illinois, COP, MBIA, Utility Infrastructure Projects, 5.75%, 08/15/08	1,605	1,805,802

Indiana (1.0%)
Purdue University, University Student Fees, RB, 5.00%, 07/01/07	1,300	1,399,229

Kansas (3.0%)
Kansas State Financial Authority, Department of Commerce and Housing, RB, INS: MBIA, 5.00%, 06/01/11	2,070	2,293,001
Kansas State Juvenile Justice Authority, RB, INS: MBIA, 5.00%, 05/01/05	1,710	1,750,903

		4,043,904

Kentucky (1.9%)
Kentucky State Property and Buildings Community, RB, Project No. 69, INS:MBIA, 5.00%, 08/01/05	1,430	1,475,503
Kentucky State Turnpike Authority, RB, Revitalization, INS:FSA, 5.50%, 07/01/10	1,000	1,136,720

		2,612,223

Maryland (2.2%)
Baltimore County, COP, Equipment Acquisition Program, 5.00%, 08/01/07	1,265	1,367,680
Maryland State Health & Higher Education, RB, Johns Hopkins Hospital, 5.00%, 05/15/10	500	547,350
Prince Georges County, GO, CPI, INS: FSA, 5.50%, 05/15/09	1,000	1,126,070

		3,041,100

Massachusetts (2.8%)
Massachusetts, GO, 5.375%, 08/01/08	1,500	1,660,875
Massachusetts, GO, Prerefunded 04/01/08 @ 101, 5.00%, 04/01/15	2,000	2,199,940

		3,860,815

Michigan (2.5%)
Detroit, GO, INS: AMBAC,5.20%, 05/01/07	2,000	2,160,140
Michigan Municipal Bond Authority, RB, Drinking Water, 5.25%, 10/01/08	1,145	1,274,316

		3,434,456

Minnesota (0.9%)
Minnesota, GO, 5.00%, 10/01/05	1,200	1,244,592

Nebraska (2.1%)
Douglas County School District, GO, Prerefunded 12//09/04 @ 102, 5.30%, 12/15/11	2,830	2,918,721

Nevada (0.8%)
Nevada, GO, 5.60%, 05/15/09	1,000	1,071,780

New Jersey (6.7%)
New Jersey Economic Development, RB, INS: AMBAC, 5.00%, 09/15/11	1,120	1,244,566
New Jersey Economic Development, RB, INS: MBIA, 5.00%, 07/01/09	2,000	2,210,640
New Jersey Educational Facility Authority, RB, Refunding, Seton Hall University, INS: AMBAC, 5.25%, 07/01/07	1,000	1,087,160
New Jersey State Educational Facility Authority, RB, Princeton University, 4.75%, 07/01/07	1,410	1,515,651
New Jersey State Transportation, RB, ETM, INS: MBIA, 6.50%, 06/15/10	1,500	1,789,935
New Jersey, GO, 6.50%, 07/15/05	1,250	1,304,038

		9,151,990

North Carolina (2.3%)
Guilford County, GO, Recreational and School Improvements, 5.00%, 10/01/04	1,000	1,003,110
North Carolina State, GO, 5.00%, 05/01/08	2,000	2,188,500

		3,191,610

Ohio (8.5%)
Cleveland Municipal School District, GO, INS: FGIC, 5.00%, 12/01/05	1,250	1,302,450
Columbus, GO, Public Improvements, 6.00%, 06/15/07	2,000	2,173,660
Ohio State Building Authority, Refunding, Workers Compensation Facilities, RB, INS: FGIC, 5.00%, 04/01/13	2,000	2,231,580
Ohio State Capital Facilities, 5.00%, 09/15/07	1,000	1,084,780
Ohio State Infrastructure Improvements, 5.00%, 08/01/07	1,785	1,931,459
State Building Authority, Adult	2,500	2,785,899

Correctional Facility, Series A, RB, INS: FSA, 5.50%, 10/01/08
		11,509,828

Oklahoma (0.8%)
Oklahoma Housing Development Authority, RB, 5.10%, 11/01/05	1,100	1,132,879

Pennsylvania (10.2%)
Berks County, GO, INS: AMBAC, 5.50%, 11/15/05	1,500	1,569,945
Cumberland County Municipal Auth, RB, VRDB, INS: Radian,* 1.38%, 01/01/33	2,000	1,999,999
Harrisburg Authority School Revenue, GO, INS: FGIC, 5.00%, 04/01/10	1,250	1,383,588
Pennsylvania State Industrial Development, RB, Escrowed to Maturity, 5.50%, 07/01/05	895	925,457
Pennsylvania State Higher Educational Association of Independent Colleges, Facilities Authority, RB, VRDB, SPA: PNC Bank N.A.,* 1.35%, 11/01/31	1,200	1,200,000
Pennsylvania State Industrial Development, RB, INS: AMBAC, 5.50%, 07/01/05	1,605	1,657,580
Pennsylvania State University, RB, VRDB, SPA: Westdeutsche Landesbank*, 1.30%, 03/01/32	1,500	1,500,000
Pennsylvania State, GO, 5.00%, 10/01/05	1,250	1,296,175
Pennsylvania State, GO, 5.00%, 09/15/08	2,000	2,193,099

		13,725,843

Puerto Rico (1.7%)
Puerto Rico Common Wealth Highway & Transportation Authority, INS: FGIC, 5.50%, 07/01/13	2,000	2,326,160

Tennessee (1.6%)
Shelby County, GO, 5.50%, 08/01/08	1,000	1,111,090
Shelby County, GO, 5.00%, 04/01/09	1,000	1,097,490

		2,208,580

Texas (4.0%)
San Antonio Electric & Gas, RB, Unrefunded Balance, 5.80%, 02/01/06	1,775	1,843,107
Texas State Public Finance Authority, Refunding, GO, 5.00%, 10/01/05	2,000	2,072,780
University of Texas, RB, 5.00%, 07/01/05	1,500	1,543,005

		5,458,892

Utah (1.6%)
Utah State, Unrefunded Balance, GO,	2,000	2,136,520

5.50%, 07/01/06
Virginia (8.2%)
Fairfax County Health Care-INOVA, 5.50%, 08/15/10	1,000	1,076,190
Prince William County Lease Partnership, COP, INS: MBIA, 5.50%, 12/01/10	2,500	2,658,275
Virginia College Building Authority, Educational, Facilities, Public Higher Education Program, RB, 4.50%, 09/01/05	2,000	2,059,600
Virginia College Building Authority, Educational, Facilities, RB, 5.50%, 09/01/06	1,135	1,218,298
Virginia Common Wealth Transportation Board, Federal Highway Reimbursement Antic, GO, 5.50%, 10/01/06	1,000	1,076,390
Virginia State Public Building Authority, Prerefunded 08/01/2005 @ 101, 5.10%, 08/01/08	1,010	1,053,672
Virginia State Public School Authority, RB, INS: State Aid Withholding, 5.60%, 06/01/12	1,850	1,944,628

		11,087,053

Washington (4.5%)
King County, GO, 5.00%, 06/01/06	2,500	2,639,375
King County, Sewer, FSA, 5.00%, 01/01/05	1,250	1,264,925
Washington State Public Power Supply, RB, INS: MBIA, 6.00%, 07/01/07	2,020	2,226,909

		6,131,209

West Virginia (0.8%)
School Building Authority, Revenue, Capital Improvement, AMBAC, 5.50%, 07/01/11	1,000	1,101,180

Wisconsin (2.4%)
North Central Technical College, GO, 5.40%, 09/01/04	1,075	1,075,109
Wisconsin State, GO, 6.125%, 11/01/06	2,000	2,177,140

		3,252,249

Wyoming (1.5%)
Lincoln County, RB, VRDB, PCRB, Exxon Mobil Project*, 1.19%, 11/01/14	2,000	2,000,000

TOTAL MUNICIPAL BONDS (Cost $127,447,353)		129,212,005

INVESTMENT COMPANIES (4.3%)
Black Rock Provident Institutional	2,602,294	2,602,294

Funds - MuniFund
Goldman Sachs Financial Square Tax-Free Money Market Fund	3,229,482	3,229,482

TOTAL INVESTMENT COMPANIES (Cost $5,831,776)		5,831,776

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $133,279,129**)		$135,043,781
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		$1,259,558

NET ASSETS – 100%		$136,303,339

NET ASSET VALUE PER SHARE
Institutional Shares ($135,735,696 ÷ 13,359,453 outstanding shares)		$10.16

Class A Shares ($442,722 ÷ 43,567 shares outstanding)		$10.16

Class C Shares ($124,921 ÷ 12,296 shares outstanding)		$10.16

*	The rates shown are as of August 31, 2004.

**	Aggregate cost for Federal income tax purposes is $133,279,129. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$2,088,892
Excess of tax cost over value	$(324,240)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

National Tax-Exempt Bond Fund

Schedule of Portfolio Investments

August 31, 2004

(Unaudited)

	Shares	Value
MUNICIPAL BONDS (99.0%)
Alabama (1.9%)
Auburn University, RB, General Fee Revenue, INS:MBIA, 5.50%, 06/01/13	2,345	$2,666,687

Arizona (0.9%)
Maricopa County School District No. 38 Madison Elementary, GO, INS: MBIA, Prerefunded 07/01/06 @ 101, 5.80%, 07/01/15	1,230	1,334,845

Arkansas (2.6%)
Arkansas State, GO, INS: FGIC, 5.25%, 08/01/05	1,425	1,473,293
University of Arkansas, RB, Fayetteville Campus, INS: FGIC, 5.50%, 12/01/16	2,000	2,284,200

		3,757,493

California (1.6%)
Los Angeles Unified School District, GO, INS: MBIA, 5.75%, 07/01/13	2,000	2,344,080

Colorado (7.3%)
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, 5.50%, 12/15/12	1,750	1,964,025
Arapahoe County District No. 5, Cherry Creek, GO, INS: SAW, 6.00%, 12/15/13	1,000	1,156,620
Colorado Department of Transportation, RB, TRAN, INS: AMBAC, Prerefunded 6/15/10 @ 100.5, 6.00%, 06/15/15	2,000	2,342,120
Colorado Springs, RB, Utility Revenue, ETM, 5.875%, 11/15/17	1,500	1,764,315
Denver City and County, COP, INS: AMBAC, 5.75%, 12/01/18	1,750	2,044,263
Denver City and County, GO, 6.00%, 10/01/10	1,000	1,164,310

		10,435,653

Florida (4.7%)
Broward County, RB, Florida Resource Recovery, 5.00%, 12/01/04	2,000	2,016,560
Florida State, RB, Department of Environmental Protection, INS: AMBAC, 6.00%, 07/01/12	1,000	1,184,870
Hillsborough County Capital Improvements Program, RB, INS:FGIC, 6.00%, 08/01/05	1,210	1,259,634

Lee County Transit Facilities Revenue, RB, INS: AMBAC, 5.50%, 10/01/14	1,000	1,135,130
Reedy Creek Improvements District, GO, Prerefunded 06/01/05 @ 100, INS: MBIA, 5.75%, 06/01/19	1,000	1,032,460

		6,628,654

Georgia (6.4%)
Georgia State, GO, 6.50%, 12/01/05	1,700	1,804,363
Georgia State, GO, 6.00%, 07/01/12	2,000	2,296,280
Private Colleges & Universities, RB, Emory University, 5.75%, 11/01/15	2,320	2,673,034
Private Colleges & Universities, RB, Emory University, 5.75%, 11/01/16	2,000	2,300,700

		9,074,377

Illinois (1.3%)
Chicago Wastewater Transmission, RB, INS: MBIA, Prerefunded 01/01/10 @ 101, 6.00%, 01/01/13	1,545	1,803,046

Kansas (2.8%)
Kansas State Development Financial Authority, RB, PCR, Prerefunded 11/01/10, 6.00%, 11/01/14	2,000	2,343,720
Kansas State, RB, Turnpike Authority, INS: AMBAC, 5.50%, 09/01/06	1,500	1,608,855

		3,952,575

Louisiana (1.9%)
Louisiana Public Facilities, RB, INS: FSA, 5.50%, 08/01/17	2,365	2,651,520

Maryland (3.4%)
Dorchester County, GO, 6.10%, 02/01/15	2,000	2,079,420
Gaithersburg, Hospital Facilities, Shady Grove Hospital RB, INS: FSA, 5.50%, 09/01/15	1,500	1,579,620
Maryland State & Local Facilities, GO, GPI, 5.50%, 03/01/08	1,000	1,108,990

		4,768,030

Massachusetts (9.6%)
Massachusetts Bay Transportation Authority, 5.75%, 07/01/15	85	97,067
Massachusetts Bay Transportation Authority Prerefunded 07/01/2010 @ 100, 5.75%, 07/01/15	915	1,056,514
Massachusetts State INS:AMBAC, 5.50%, 10/01/19	2,500	2,896,750
Massachusetts State, GO, Prerefunded 03/01/12 @100, 5.50%, 03/01/19	3,500	3,992,590
Massachusetts State, GO, Transit Improvements, Prerefunded 01/01/13 @ 100, 5.50%, 01/01/15	1,610	1,834,547

Massachusetts State, GO, Transit Improvements, Prerefunded 02/01/10 @ 101, 6.00%, 02/01/14	2,000	2,338,640
Pembroke, GO, INS: FGIC, 5.50%, 11/15/20	1,230	1,375,718

		13,591,826

Michigan (3.4%)
Detroit, GO, INS: AMBAC, 5.20%, 05/01/07	2,000	2,160,140
Michigan State Building Authority, RB, Facilities Program, 5.50%, 10/15/06	2,500	2,696,625

		4,856,765

Missouri (2.0%)
Farmington School District NO. R7, GO, INS: SADD, 5.70%, 03/01/15	1,065	1,196,464
Missouri State Board of Public Buildings, RB, Special Obligation, 5.75%, 05/01/09	1,500	1,700,460

		2,896,924

New Jersey (6.5%)
New Jersey Environmental Infrastructure,, 5.50%, 09/01/16	1,000	1,118,830
New Jersey State Transportation Authority, RB, 5.50%, 06/15/08	1,800	1,997,136
New Jersey State Transportation Authority, RB, Prerefunded, 12/15/11 @100 INS: MBIA, 6.00%, 12/15/15	2,000	2,374,000
New Jersey State, GO, Refunding, 5.75%, 02/15/06	1,000	1,059,090
New Jersey Transportation Corp., RB, BAN, INS: AMBAC, 5.50%, 02/01/08	2,500	2,741,125

		9,290,181

New York (1.6%)
New York State Environmental Facility, RB, 6.00%, 06/15/18	1,775	2,039,546
New York State Environmental Facility, RB, Prerefunded 06/15/09 @ 100, 6.00%, 06/15/18	225	259,738

		2,299,284

Ohio (4.4%)
Eaton School District, GO, INS: FGIC, 5.75%, 12/01/20	1,000	1,150,310
Ohio State Higher Education, RB, Capital Facilities, 5.50%, 12/01/07	2,000	2,206,160
Ohio State Water Development Authority, RB, Drinking Water Fund, 5.50%, 12/01/17	2,500	2,839,925

		6,196,395

Oregon (4.9%)
Jackson County School District No. 6 Central Point, GO, INS: FGIC, 5.75%, 06/15/15	2,060	2,348,070

Portland Sewer System, RB, INS: FGIC, 5.75%, 08/01/18	2,000	2,279,560
Portland Urban Renewal, Tax Allocation, Oregon Conventional Center. INS: AMBAC, 6.00%, 06/15/13	2,000	2,310,060

		6,937,690

Pennsylvania (14.1%)
Allegheny County Sanitation Authority, RB, INS: MBIA, 5.75%, 12/01/13	1,150	1,329,814
Chester County, GO, 5.50%, 11/15/15	4,300	4,869,233
Mifflin County, GO, INS: FGIC, 5.625%, 09/01/28	2,000	2,134,960
Pennsylvania State Turnpike Commission Turnpike Revenue, INS: AMBAC, 5.50%, 12/01/31	2,000	2,148,960
Pennsylvania State, GO, 5.75%, 01/15/09	1,315	1,483,741
Philadelphia School District, GO, INS: FSA, 5.50%, 02/01/31	1,000	1,146,390
Radnor Township, Pennsylvania School District, GO, INS: SAW, 5.75%, 03/15/19	2,500	2,733,700
Uniontown School District, INS: FSA, 5.50%, 10/01/30	1,440	1,529,554
Wilkes Barre Penn School District, GO, INS: MBIA, 5.50%, 04/01/18	2,460	2,790,944

		20,167,296

Puerto Rico (3.3%)
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA, 6.25%, 07/01/05	1,345	1,399,607
Puerto Rico Commonwealth Highway & Transportation Authority, RB, INS: MBIA, 5.50%, 07/01/13	2,780	3,233,362

		4,632,969

Rhode Island (2.0%)
Rhode Island State, GO, INS: FGIC, 6.00%, 07/15/14	2,415	2,816,590

South Carolina (2.0%)
South Carolina Transportation Infrastructure, RB, GPI, 5.50%, 10/01/06	2,705	2,903,006

Texas (4.4%)
San Antonio Electric & Gas, RB, Unrefunded Balance, 5.80%, 02/01/06	3,300	3,426,621
Texas Tech University, RB, INS: MBIA, 5.50%, 08/15/18	2,550	2,825,426

		6,252,047

Virginia (4.3%)
Hampton, GO, GPI, 5.75%, 02/01/15 Montgomery County IDA Lease, RB, INS: AMBAC, 6.00%, 01/15/17	1,490 1,000	1,701,655 1,168,880
Norfolk, IDA, Sentara Hospital, 5.00%, 11/01/08	1,500	1,538,505
Virginia State Public Schools, RB, 5.50%, 08/01/08	1,500	1,672,575

		6,081,615

Wisconsin (1.7%)
Sun Prairie Area School District, GO, INS: FSA, 6.00%, 03/01/14	1,180	1,372,364
Wisconsin State, GO, 6.20%, 05/01/06	1,000	1,072,680

		2,445,044

TOTAL MUNICIPAL BONDS (Cost $132,972,299)		140,784,592

INVESTMENT COMPANIES (0.1%)
Black Rock Provident Institutional Funds - MuniFund	67,403	67,403
Goldman Sachs Financial Square Tax-Free Money Market Fund	61,304	61,304

TOTAL INVESTMENT COMPANIES (Cost $128,707)		128,707

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $133,101,006*)		$140,913,299

		VALUE
NET ASSET VALUE PER SHARE
Institutional Shares ($141,794,856 ÷ 14,282,324 shares outstanding)		$9.93

Class A Shares ($260,038 ÷ 26,136 shares outstanding)		$9.95

Class C Shares ($176,634 ÷ 17,784 shares outstanding)		$9.93

*	Aggregate cost for Federal income tax purposes is $133,101,006. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows.

Excess of value over tax cost	$7,884,036
Excess of tax cost over value	$(71,743)

See Accompanying Notes to Statement of Net Assets.

Mercantile Funds, Inc.

INVESTMENT ABBREVIATIONS

ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
BAN	Bond Anticipation Notes
CGI	Consolidated General Improvement
COP	Certificates of Participation
CPI	Consolidated Public Improvement
ETM	Escrowed to Maturity in U.S. Government Obligations
FFCB	Federal Farm Credit Bank
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Notes
FSA	Financial Surety Assurance
GDR	Global Depositary Receipt
GO	General Obligation
GPI	General Public Improvement
GTD	Guaranteed
IDA	Industrial Development Authority
INS	Insured
LIC	Line of Credit
LIQ	Liquidity
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MPB	Municipal Put Bonds
PCR	Pollution Control Revenue
PCRB	Pollution Control Revenue Bonds
PSFG	Permanent School Fund Guaranty
RAN	Revenue Anticipation Notes
RB	Revenue Bonds
SADD	State Aid Direct Deposit
SAW	State Aid Withholding
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper
TIPS	Treasury Inflation Protected Securities
TRAN	Tax and Revenue Anticipation Notes
UT	Unlimited Tax
VRDB	Variable Rate Demand Bond
VRDN	Variable Rate Demand Notes

See Accompanying Notes to Financial Statements.

65

Mercantile Funds, Inc.

Unaudited

August 31, 2004

Notes to Statement of Net Assets

Note 1 - Significant Accounting Policies

Mercantile Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment securities held by the Money Market Funds are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company’s Board of Directors. Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share, but there can be no assurance that it will be able to do so.

Investments held by the Equity Funds and Bond Funds are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value. A security that is primarily traded on a domestic security exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company’s Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net asset value per share on the day of valuation.

Short-term investments with maturities of 60 days or less are valued at amortized cost; which approximates fair value. The net asset value per share of the Equity Funds and Bond Funds will fluctuate as the values of their respective investment portfolios change.

Note 2 - Portfolio Securities Loaned

Pursuant to an agreement with Credit Suisse First Boston, New York Branch, each Fund except the Tax-Exempt Money Market Fund, Maryland Tax-Exempt Bond Fund, Tax-Exempt Limited Maturity Bond Fund and National Tax-Exempt Bond Fund lends its portfolio securities to approved brokers, dealers or other financial institutions to earn additional income. Prior to the close of each business day, loans of securities are secured by collateral at least equal to 102% (105% for the International Equity Fund) of the value of the securities on loan. However, due to market fluctuations, the value of the securities on loan may exceed the value of the collateral. On the next business day, the collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Cash collateral received in connection with securities lending is invested in certain high quality, liquid investments. At August 31, 2004, the cash collateral investments consisted of repurchase agreements (54%), commercial paper (19%), corporate bonds (13%), asset backed securities (11%), and liquidity notes (3%). Although the collateral mitigates risk; securities lending presents risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral if the borrower of the securities fails financially. Mercantile Funds, Inc. has the right under the securities lending agreement to recover the securities from the borrower on demand.

Item 2.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in this Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) At the date of filing this Form N-Q, there were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 3.	Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Funds, Inc.

By:	/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie
Chief Executive Officer

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KEVIN A. MCCREADIE
Kevin A. McCreadie
Chief Executive Officer

Date: October 28, 2004

By:	/s/ BONNIE C. RAILEY
Bonnie C. Railey
Chief Financial Officer

Date: October 28, 2004